UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02684

T. Rowe Price Tax-Free Income Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 29

Date of reporting period: February 29, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
February 29, 2024
Annual Report
T. ROWE PRICE
Tax-Free Funds
For more insights from T. Rowe Price investment professionals, go to
troweprice.com .

T. ROWE PRICE Tax-Free Funds
HIGHLIGHTS
Throughout the majority of the trailing one-year period, municipal bonds traded lower against the backdrop of rising Treasury yields and outflows from municipal bond mutual funds. However, Treasury yields fell sharply and risk sentiment improved in the final two months of 2023, leading to sharp drops in municipal bond yields.
T. Rowe Price’s tax-free bond funds posted gains. The majority of the funds outperformed their respective Bloomberg benchmarks, while performance versus their Lipper peer group averages was more mixed. The Tax-Exempt Money Fund also generated positive returns but lagged its Lipper benchmark.
We continued to favor bonds from health care issuers, particularly those with strong balance sheets and effective management teams. While we expect hospitals’ financial performance to remain challenged in the year ahead, we are encouraged by fundamental trends within the subsector. In addition, labor inflation seems to be cooling, and the use and hourly cost of contract labor have declined, which we view as potential drivers of further margin improvement for hospital operators.
The backdrop of higher yields and generally solid fundamentals should, in our view, draw investors back to the municipal market in the months and years ahead. While flows to the asset class recently flipped to net positive as inflows to municipal bond mutual funds reemerged, we acknowledge that bouts of outflows may persist until interest rate volatility shows a more sustained moderation.
Log in to your account at troweprice.com for more information.
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T. ROWE PRICE Tax-Free Funds
Market Commentary

Dear Shareholder
Global stock and bond indexes were broadly positive during your fund’s fiscal year, the 12-month period ended February 29, 2024, as the U.S. economy remained healthy despite tighter monetary policy. Technology companies benefited from investor enthusiasm for artificial intelligence developments and led the equity rally, while fixed income benchmarks delivered positive results even though there were headwinds from rising longer-term interest rates.
The S&P 500 Index, Nasdaq Composite Index, and Dow Jones Industrial
Average all reached record highs during the period. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging markets counterparts. Within the S&P 500, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. Conversely, the defensive utilities sector had the weakest returns. Meanwhile, the financials sector bounced back from the failure of three large regional banks in the spring of 2023 and produced solid results in the second half of the period.
The U.S. economy was the strongest among the major markets. Jobs growth remained solid over the 12-month period, helping to fuel consumer spending.
Corporate fundamentals were also broadly supportive. Year-over-year earnings growth contracted in the first half of 2023, but earnings rebounded in the third and fourth quarters. Markets remained resilient despite a debt ceiling standoff in the U.S., the outbreak of war in the Middle East, the continuing conflict between Russia and Ukraine, and a sluggish economic recovery in China.
Inflation, as measured by the consumer price index, fell from 6.0% to 3.1%
by the end of the period but remained above the Federal Reserve’s long-term
2% goal. In response to the above-target inflation readings, the Fed raised its short-term lending benchmark rate to a target range of 5.25% to 5.50% in
July, the highest level since March 2001, but then held rates steady over the remainder of the period. At its final meeting of the period, in late January, the central bank removed language from its post-meeting statement that pointed to additional policy tightening, but subsequent communications from Fed Chair
Jerome Powell in February indicated that policymakers are in no hurry to begin cutting rates.
U.S. Treasury yields were volatile during the period as investors adjusted their expectations for the path of monetary policy. After starting the period at 3.92%, the benchmark 10-year Treasury note yield briefly reached 5.00% in October

T. ROWE PRICE Tax-Free Funds

for the first time since late 2007 before falling back to 3.88% by the end of 2023.
However, more hawkish Fed communications in early 2024 pressured Treasury bond prices, driving the 10-year yield back up to 4.25% by period-end.
Municipal bonds outperformed Treasuries during the period, supported by new issuance levels that remained below longer-term averages. The sector continued
to see outflows in 2023 but at a significantly lower level than in 2022. Elsewhere in the fixed income market, high yield corporate bonds produced strong returns, supported by the higher coupons that have become available since the
Fed began hiking rates about two years ago as well as by increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to help identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Tax-Free Funds
Management’s Discussion of Fund Performance

TAX-EXEMPT MONEY FUND
TAX-FREE SHORT-INTERMEDIATE FUND
INVESTMENT OBJECTIVE
The fund seeks to provide, consistent with modest price fluctuation, a high level of income exempt from federal income taxes by investing primarily in short- and intermediate-term investment-grade municipal securities.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Tax-Free Short-Intermediate Fund returned 3.85% over the 12 months ended February 29, 2024. The fund outperformed its Bloomberg benchmark and performed in line with its Lipper peer group average. (Results for
Advisor and I Class shares varied, reflecting their different fee structures. Past performance cannot guarantee future results .)
PORTFOLIO DIVERSIFICATION
Tax-Exempt Money Fund
Percent of Net Assets
8/31/23 2/29/24
Health Care 29.9% 28.6%
Education 13.5  14.3
Housing 9.6  14.2
General Obligation-Local 14.7  12.6
Water and Sewer 6.4  5.9
General Obligation-State 5.2  5.9
Electric 4.9  5.5
Transportation 5.0  4.1
Other Assets 10.8  8.9
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Tax-Free Funds

What factors influenced the
fund’s performance?
Throughout the majority of
the trailing one-year period,
municipal bonds traded
lower against the backdrop
of rising Treasury yields and
outflows from municipal
bond mutual funds. However,
Treasury yields fell sharply
and risk sentiment improved
in the final two months of
2023, leading to sharp drops
in municipal bond yields.
During the rally, lower-rated
investment-grade municipal
bonds outpaced higher qualities, and high yield municipal bonds outperformed investment-grade municipal bonds. While rising Treasury yields weighed on the asset class through period-end, supportive technical conditions alleviated some upward pressure on municipal bond yields, and the asset class ended the period with strong positive total returns. Late in the period, the municipal market experienced net positive flows after a sustained period of outflows, as inflows to municipal bond mutual funds reemerged.
Allocations at the broad sector level contributed, lifted by an overweight to revenue bonds and underweights to general obligation (GO) and prerefunded bonds. The GOs we owned were largely from lower-rated issuers—including
Puerto Rico, Illinois, and New Jersey—that we viewed as having potential credit upside. Selection among state GO bonds aided relative performance.
In particular, bonds from the Commonwealth of Puerto Rico meaningfully supported relative performance amid strong economic activity driven by continued federal stimulus. State GOs from Illinois also outperformed alongside a rating upgrade by Fitch in November from BBB+ to A-.
Security selection among revenue bonds further added to relative gains, led upward by selection decisions in the dedicated tax, hospital, and airport revenue subsectors. Conversely, selection among prepaid gas revenue bonds hindered relative performance.
PERFORMANCE COMPARISON
Total Return
Periods Ended 2/29/24 6 Months 12 Months
Tax-Free Short-
Intermediate Fund –
.
2.63% 3.85%
Tax-Free Short-
Intermediate Fund–
.
Advisor  Class 2.45 3.33
Tax-Free Short-
Intermediate Fund–
.
I  Class 2.70 3.81
Bloomberg 1–5 Year Blend
(1–6 Year Maturity) Index 2.64 3.71
Lipper Short-Intermediate
Municipal Debt Funds
Average 2.88 3.89

T. ROWE PRICE Tax-Free Funds

Interest rate management contributed in aggregate, aided by the portfolio’s longer-than-benchmark average-duration profile—which was beneficial as municipal bond yields ended the period lower across most of the curve—
and the income generated by municipal bond coupon payments. However, positioning across key rates negated some relative gains.
How is the fund positioned?
While 2022’s historic sell-off produced disappointing results for bondholders, we believe it returned substantial value to the municipal market through markedly higher yields and increased credit risk compensation. Throughout the trailing one-year period, we utilized our fundamental, bottom-up research process to add to high-conviction names at what we viewed as attractive valuations, and our allocation to revenue bonds ended the period higher.
The fund’s overall credit
quality finished the one-year
period unchanged; however,
we allowed its credit quality
diversification to adjust
modestly as we identified
opportunities amid the
volatile market environment.
The fund’s allocations to
the AAA rating bucket
increased moderately, while
its allocation to the BBB
rating tier decreased slightly.
However, we maintained
a structural overweight to
the A and BBB quality tiers,
as we continued to believe
that the lower end of the
investment-grade spectrum
provides ample opportunities
to earn additional risk-
adjusted yield over time.
We also maintained an
overweight to the nonrated tier, where we believe that rigorous credit research can uncover mispriced or overlooked bonds.
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
CREDIT QUALITY DIVERSIFICATION
Tax-Free Short-Intermediate Fund

T. ROWE PRICE Tax-Free Funds

In terms of interest rate management, the fund’s duration ended the period neutral to the benchmark’s duration, as we anticipate rate cuts by the Fed in
2024. We continued to migrate away from bonds with shorter call provisions as well as into lower coupon structures in an attempt to improve the fund’s ability to benefit from future declines in municipal bond yields. Our structural, out-of-benchmark allocation to bonds maturing in seven to 10 years or more remained in place.
Regarding the fund’s positioning across sectors, health care revenue bonds—
namely, those from hospitals and life care communities—remained a prominent overweight allocation. Our allocation to hospital revenue bonds modestly increased over the period as encouraging trends in fundamentals bolstered our view on the subsector. In addition, labor inflation seems to be cooling, and the use and hourly cost of contract labor have declined, which we view as potential drivers of further margin improvement for hospital operators.
Meanwhile, the fund’s allocation to life care community revenue bonds ended the year roughly flat. We maintain sanguine views on the names we hold but are cautious toward the subsector overall due to changing consumer demand and increased competition from for-profit operators. As always, we continue to closely monitor our investments in these facilities, favoring names with strong financial metrics, geographic diversification, and skilled management teams.
Within the fund’s allocation to GOs, we sold a state GO from California as our outlook on the state became less constructive late in the period. Specifically, the state’s projected budget deficit through its fiscal year 2025 outweighs the funds held in its general purpose reserves by a wide margin. This development, coupled with projected deficits beyond this time window and our view that
California has less budget-cutting levers to pull than it has in the past, weighed on our outlook, particularly when considering how the state may fare in future recessionary conditions.
What is portfolio management’s outlook?
We still expect the Federal Reserve to cut interest rates this year, but we agree with the shift in market consensus that occurred in February and now anticipate a smaller number of cuts this year along with a later start date. We don’t foresee a recession in the near term but, in our view, the Fed will feel cuts are justified to keep real (inflation-adjusted) yields from increasing too much as inflation decreases.
Despite substantial macroeconomic headwinds, the municipal bond market’s credit fundamentals remained generally strong thanks to pandemic-era federal aid and improved fiscal management by some of the most challenged issuers.
These factors, from our perspective, should help buffer credit ratings in a recession if one transpires, although a recession is not our base case.

T. ROWE PRICE Tax-Free Funds

Regarding market technicals, the backdrop of higher yields and generally solid fundamentals should, in our view, draw investors back to the municipal market in the months and years ahead. While flows to the asset class recently flipped to net positive as inflows to municipal bond mutual funds reemerged, we acknowledge that bouts of outflows may persist until interest rate volatility shows a more sustained moderation.
Although credit spreads have tightened and currently sit near their long-term averages, we believe our fundamental research process positions us well to identify and capture attractive opportunities across our investable universe.
In navigating this complex investment landscape, we are taking a selective approach toward bond structures and maintaining an emphasis on bottom-up credit factors. As always, we are striving to stay risk aware and disciplined in our investment process, which we believe will serve our clients well over time.
TAX-FREE INCOME FUND
INVESTMENT OBJECTIVE
The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term investment-grade municipal securities.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Tax-Free Income Fund
returned 6.16% over the 12
months ended February 29,
2024, and outperformed its
Bloomberg benchmark along
with its Lipper peer group
average. (Results for Advisor
and I Class shares varied
modestly, reflecting their
different fee structures. Past
performance cannot guarantee
future results. )
PERFORMANCE COMPARISON
Total Return
Periods Ended 2/29/24 6 Months 12 Months
Tax-Free Income Fund –
.
4.97% 6.16%
Tax-Free Income Fund–
.
Advisor  Class 4.79 5.80
Tax-Free Income Fund–
.
I  Class 4.89 6.11
Bloomberg Municipal
Bond Index 4.33 5.42
Lipper General & Insured
Municipal Debt Funds
Average 4.65 5.80

T. ROWE PRICE Tax-Free Funds

What factors influenced the fund’s performance?
Throughout the majority of the trailing one-year period, municipal bonds traded lower against the backdrop of rising Treasury yields and outflows from municipal bond mutual funds. However, Treasury yields fell sharply and risk sentiment improved in the final two months of 2023, leading to sharp drops in municipal bond yields. During the rally, lower-rated investment-grade municipal bonds outpaced higher qualities, and high yield municipal bonds outperformed investment-grade municipal bonds. While rising Treasury yields weighed on the asset class through period-end, supportive technical conditions alleviated some upward pressure on municipal bond yields, and the asset class ended the period with strong positive total returns. Late in the period, the municipal market experienced net positive flows after a sustained period of outflows, as inflows to municipal bond mutual funds reemerged.
Security selection among revenue bonds helped relative performance, led upward by selection decisions in the dedicated tax, lease/appropriation, water/sewer, and industrial development revenue/pollution control revenue subsectors. Selection among state general obligation (GO) bonds—and, to a lesser extent, local GOs—also aided relative performance. In particular, bonds from the Commonwealth of Puerto Rico meaningfully supported relative performance amid strong economic activity driven by continued federal stimulus. State GOs from Illinois also outperformed alongside a rating upgrade by Fitch in November from BBB+ to A-. Conversely, selection among public power and transportation revenue bonds related to various transportation authorities and marinas hindered relative performance.
Allocation decisions within the revenue-backed sector were constructive in aggregate. Overweights to life care communities, hospitals, and transportation revenue bonds contributed, as did an underweight to the water/sewer revenue subsector. Allocations at the broad sector level further added to relative gains, lifted by an overweight to revenue bonds and an underweight to GO bonds. However, an underweight to housing revenue bonds negated some relative gains.
Interest rate management contributed in aggregate, aided by the portfolio’s longer-than-benchmark average-duration profile—which was beneficial as municipal bond yields ended the period lower across most of the curve—and the income generated by municipal bond coupon payments. Positioning across key rates hampered relative performance. Specifically, modest overweights to longer-maturity bonds detracted as the long end was the only portion of the municipal yield curve to end the period slightly higher.

T. ROWE PRICE Tax-Free Funds

How is the fund positioned?
While 2022’s historic sell-off produced disappointing results for bondholders, we believe it returned substantial value to the municipal market through markedly higher yields and increased credit risk compensation. Throughout the trailing one-year period, we utilized our fundamental, bottom-up research process to add to high-conviction names at what we viewed as attractive valuations, and our allocation to revenue bonds ended the period higher.
The fund’s overall credit
quality finished the one-year
period unchanged; however,
we allowed its credit quality
diversification to adjust
modestly as we identified
opportunities amid the
volatile market environment.
The fund’s allocations to the
AAA and AA rating buckets
increased modestly, while
its allocation to the A rating
tier decreased slightly. That
said, the BBB and A quality
tiers continued to represent
strategic overweights for the
fund, as we continued to
believe that these segments
offer ample opportunities to
earn additional risk-adjusted
yield over time.
In terms of interest rate
management, the fund’s
duration ended the period above the benchmark’s duration, as we anticipate rate cuts by the Fed in 2024. The fund’s allocation to municipal bonds maturing in 20 years or more increased over the period as valuations screened attractively in the long end of the curve.
Regarding the fund’s positioning across sectors, health care revenue bonds—
namely, those from hospitals and life care communities—remained a prominent overweight allocation. However, we modestly reduced our allocation to hospital and life care revenue bonds over the period alongside headwinds from staffing shortages and inflationary pressures on labor and medical supply costs. While we expect hospitals’ financial performance to remain challenged in the year
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
CREDIT QUALITY DIVERSIFICATION
Tax-Free Income Fund

T. ROWE PRICE Tax-Free Funds

ahead, we are encouraged by fundamental trends within the subsector. In addition, labor inflation seems to be cooling, and the use and hourly cost of contract labor have declined, which we view as potential drivers of further margin improvement for hospital operators.
The fund’s allocation to housing revenue bonds increased over the period, largely due to our investments in planned amortization class (PAC) bonds.
While PAC bonds have long-stated maturities—typically around 30 years—
their effective maturities are generally around five years since they pay down according to a defined schedule of principal payments, which is guaranteed within a specified range of prepayment speeds. PAC bonds offer a credit spread and yield pickup relative to other highly rated bonds in the front end of the curve and, therefore, have provided attractive investment opportunities, in our view. (Municipal bond credit spreads are a measure of the additional yield offered by bonds that have additional credit risk relative to comparable AAA rated municipal bonds.)
Conversely, the fund’s allocation to the airport revenue subsector ended the period lower. In our view, the airport revenue subsector has continued to show resilience as enplanements fully recovered from the pandemic-induced drawdown. However, airports no longer screened attractively relative to other A rated sectors.
What is portfolio management’s outlook?
We still expect the Federal Reserve to cut interest rates this year, but we agree with the shift in market consensus that occurred in February and now anticipate a smaller number of cuts this year along with a later start date. We don’t foresee a recession in the near term but, in our view, the Fed will feel cuts are justified to keep real (inflation-adjusted) yields from increasing too much as inflation decreases.
Despite substantial macroeconomic headwinds, the municipal bond market’s credit fundamentals remained generally strong thanks to pandemic-era federal aid and improved fiscal management by some of the most challenged issuers.
These factors, from our perspective, should help buffer credit ratings in a recession if one transpires, although a recession is not our base case.
Regarding market technicals, the backdrop of higher yields and generally solid fundamentals should, in our view, draw investors back to the municipal market in the months and years ahead. While flows to the asset class recently flipped to net positive as inflows to municipal bond mutual funds reemerged, we acknowledge that bouts of outflows may persist until interest rate volatility shows a more sustained moderation.

T. ROWE PRICE Tax-Free Funds

Although credit spreads have tightened and currently sit near their long-term averages, we believe our fundamental research process positions us well to identify and capture attractive opportunities across our investable universe.
In navigating this complex investment landscape, we are taking a selective approach toward bond structures and maintaining an emphasis on bottom-up credit factors. As always, we are striving to stay risk aware and disciplined in our investment process, which we believe will serve our clients well over time.
TAX-FREE HIGH YIELD FUND
INVESTMENT OBJECTIVE
The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term low- to upper-medium-grade municipal securities.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Tax-Free High Yield Fund returned 7.05% for the 12 months ended
February 29, 2024, outperforming its Bloomberg benchmark and its Lipper peer group average. (Results for Advisor and I Class shares varied modestly, reflecting their different
fee structures. Past
performance cannot guarantee
future results. )
What factors influenced the
fund’s performance?
Throughout the majority of
the trailing one-year period,
municipal bonds traded
lower against the backdrop
of rising Treasury yields and
outflows from municipal
bond mutual funds. However,
Treasury yields fell sharply
and risk sentiment improved
in the final two months of 2023, leading to sharp drops in municipal bond yields. During the rally, lower-rated investment-grade municipal bonds outpaced higher qualities, and high yield municipal bonds outperformed investment-grade municipal bonds. While rising Treasury yields weighed on
PERFORMANCE COMPARISON
Total Return
Periods Ended 2/29/24 6 Months 12 Months
Tax-Free High Yield Fund –
.
5.67% 7.05%
Tax-Free High Yield Fund–
.
Advisor  Class 5.36 6.65
Tax-Free High Yield Fund–
.
I  Class 5.64 7.07
Bloomberg 65% High-
Grade/35% High-Yield
Index 4.86 6.42
Lipper High Yield
Municipal Debt Funds
Average 5.55 6.74

T. ROWE PRICE Tax-Free Funds

the asset class through period-end, supportive technical conditions alleviated some upward pressure on municipal bond yields, and the asset class ended the period with strong positive total returns. Late in the period, the municipal market experienced net positive flows after a sustained period of outflows, as inflows to municipal bond mutual funds reemerged.
Security selection among state and local general obligation (GO) bonds helped relative performance. In particular, bonds from the Commonwealth of Puerto
Rico meaningfully supported relative performance amid strong economic activity driven by continued federal stimulus. State GOs from Illinois also outperformed alongside a rating upgrade by Fitch in November from BBB+
to A-. Selection among revenue bonds further added to relative gains, led upward by selection decisions in the dedicated tax, ground transportation, lease/appropriation, water/sewer, and industrial development revenue/pollution control revenue (IDR/PCR) subsectors.
Selection within the public power revenue subsector negated some relative gains, dragged down by holdings of bonds issued by Puerto Rico Electric
Power Authority (PREPA). The bonds depreciated substantially near the end of
June 2023 after the bankruptcy judge ruled that bondholder claims were limited to around 30% of outstanding defaulted PREPA revenue bond principal value, which was well below market expectations. The situation is still evolving, and we continue to evaluate and monitor any PREPA-related developments closely.
Interest rate management contributed in aggregate, aided by the portfolio’s longer-than-benchmark average-duration profile—which was beneficial as municipal bond yields ended the period lower across most of the curve—and the income generated by municipal bond coupon payments. Positioning across key rates hampered relative performance. Specifically, modest overweights to longer-maturity bonds detracted as the long end was the only portion of the municipal yield curve to end the period slightly higher.
Allocations at the broad sector level were constructive in aggregate, aided by an overweight to revenue bonds and an underweight to GO bonds.
Allocation decisions within the revenue-backed sector further added to relative gains. Underweights to housing, water/sewer, higher education, and public power revenue bonds contributed, while an underweight to dedicated tax and an overweight to life care community revenue bonds hindered relative performance.

T. ROWE PRICE Tax-Free Funds

How is the fund positioned?
While 2022’s historic sell-off produced disappointing results for bondholders, we believe it returned substantial value to the municipal market through markedly higher yields and increased credit risk compensation. Throughout the trailing one-year period,
we utilized our fundamental,
bottom-up research process
to add to high-conviction
names at what we viewed as
attractive valuations, and our
allocation to revenue bonds
ended the period higher.
The fund’s overall credit
quality finished the one-year
period unchanged; however,
we allowed its credit quality
diversification to adjust
modestly as we identified
opportunities amid the
volatile market environment.
The fund’s allocation to the
BB rating bucket increased
modestly, while its allocations
to the A and B rating tiers
decreased slightly. The BBB
and BB rating categories
remained key overweight exposures for the fund, as we continued to believe that these lower-quality segments present ample opportunities to uncover additional risk-adjusted yield through diligent, bottom-up credit analysis.
We also maintained an overweight to the nonrated tier, where we believe that rigorous credit research can uncover mispriced or overlooked bonds.
In terms of interest rate management, the fund’s duration ended the period above the benchmark’s duration, as we anticipate rate cuts by the Fed in 2024.
The fund’s allocation to bonds maturing in 20 years or more remained a significant overweight relative to the benchmark.
Regarding the fund’s positioning across sectors, we continued to overweight the IDR/PCR subsector, and our allocation to the sector ended the period slightly higher. In addition to offering above-average yields, we believe this area of the market provides diversification benefits for municipal investors due to its corporate-backed nature. When approaching potential investments in this
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
CREDIT QUALITY DIVERSIFICATION
Tax-Free High Yield Fund

T. ROWE PRICE Tax-Free Funds

subsector, we frequently exchange research insights with T. Rowe Price’s taxable fixed income and equity analysts in an effort to deepen our understanding of the bonds’ underlying guarantors while aiming to avoid the most speculative projects in the space. Among corporate-backed market segments, we continued
to favor prepaid gas revenue bonds.
The fund continued to have a modest allocation to tobacco-securitized bonds. However, we remain cautious on the sector over the long run based on our view that many of these issuers face fundamental credit challenges and substantial regulatory headwinds. Among tobacco-securitized credits, we maintain a strong preference for comparatively higher-quality deal structures that, in our assessment, are fundamentally sound in nature.
What is portfolio management’s outlook?
We still expect the Federal Reserve to cut interest rates this year, but we agree with the shift in market consensus that occurred in February and now anticipate a smaller number of cuts this year along with a later start date. We don’t foresee a recession in the near term but, in our view, the Fed will feel cuts are justified to keep real (inflation-adjusted) yields from increasing too much as inflation decreases.
Despite substantial macroeconomic headwinds, the municipal bond market’s credit fundamentals remained generally strong thanks to pandemic-era federal aid and improved fiscal management by some of the most challenged issuers.
These factors, from our perspective, should help buffer credit ratings in a recession if one transpires, although a recession is not our base case.
Regarding market technicals, the backdrop of higher yields and generally solid fundamentals should, in our view, draw investors back to the municipal market in the months and years ahead. While flows to the asset class recently flipped to net positive as inflows to municipal bond mutual funds reemerged, we acknowledge that bouts of outflows may persist until interest rate volatility shows a more sustained moderation.
Although credit spreads have tightened and currently sit near their long-term averages, we believe our fundamental research process positions us well to identify and capture attractive opportunities across our investable universe.
In navigating this complex investment landscape, we are taking a selective approach toward bond structures and maintaining an emphasis on bottom-up credit factors. As always, we are striving to stay risk aware and disciplined in our investment process, which we believe will serve our clients well over time.

T. ROWE PRICE Tax-Free Funds

INTERMEDIATE TAX-FREE HIGH YIELD FUND
INVESTMENT OBJECTIVE
The fund seeks to provide a high level of income exempt from federal income taxes.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Intermediate Tax-Free High Yield Fund returned 5.39% for the 12 months ended February 29, 2024. The fund performed in line with its Bloomberg benchmark but underperformed the average return of its Lipper peer group, which encompasses funds with much longer maturity and duration constraints.
(Results for I Class shares varied, reflecting their different fee structure. Past performance cannot guarantee future results. )
What factors influenced the fund’s performance?
Throughout the majority of the trailing one-year period, municipal bonds traded lower against the backdrop of rising Treasury yields and outflows from municipal bond mutual
funds. However, Treasury
yields fell sharply and risk
sentiment improved in the
final two months of 2023,
leading to sharp drops in
municipal bond yields.
During the rally, lower-
rated investment-grade
municipal bonds outpaced
higher qualities, and high
yield municipal bonds
outperformed investment-
grade municipal bonds.
While rising Treasury yields
weighed on the asset class
through period-end, supportive technical conditions alleviated some upward pressure on municipal bond yields, and the asset class ended the period with strong positive total returns. Late in the period, the municipal market experienced net positive flows after a sustained period of outflows, as inflows to municipal bond mutual funds reemerged.
PERFORMANCE COMPARISON
Total Return
Periods Ended 2/29/24 6 Months 12 Months
Intermediate Tax-Free High
Yield Fund –
.
3.99% 5.39%
Intermediate Tax-Free High
Yield Fund–
.
I  Class 4.01 5.55
Bloomberg 65% High-
Grade/35% High-Yield
Intermediate Competitive
(1–17 Year Maturity) Index 3.96 5.40
Lipper High Yield
Municipal Debt Funds
Average 5.55 6.74

T. ROWE PRICE Tax-Free Funds

Selection among revenue bonds helped relative performance, led upward by selection decisions in the dedicated tax, lease/appropriation, water/sewer, and industrial development revenue/pollution control revenue (IDR/PCR)
subsectors. Selection among state and local general obligation (GO) bonds further added to relative gains. In particular, bonds from the Commonwealth of Puerto Rico meaningfully supported relative performance amid strong economic activity driven by continued federal stimulus.
Selection within the public power revenue subsector negated some relative gains, dragged down by holdings of bonds issued by Puerto Rico Electric
Power Authority (PREPA). The bonds depreciated substantially near the end of
June 2023 after the bankruptcy judge ruled that bondholder claims were limited to around 30% of outstanding defaulted PREPA revenue bond principal value, which was well below market expectations. The situation is still evolving, and we continue to evaluate and monitor any PREPA-related developments closely.
Allocations within the revenue-backed sector hindered relative performance, dragged lower by overweights to hospital and IDR/PCR bonds and an underweight to the dedicated tax revenue subsector. Conversely, overweights to student housing and life care community revenue bonds and underweights to the higher education and public power revenue subsectors contributed. Allocations at the broad sector level had a neutral impact on relative performance.
Interest rate management detracted modestly in aggregate. The portfolio’s shorter-than-benchmark average-duration profile detracted as municipal bond yields ended the period lower across most of the curve. Positioning across key rates also hampered relative performance, while the income generated by municipal bond coupon payments made up for some relative losses.
How is the fund positioned?
While 2022’s historic sell-off produced disappointing results for bondholders, we believe it returned substantial value to the municipal market through markedly higher yields and increased credit risk compensation. Throughout the trailing one-year period, we utilized our fundamental, bottom-up research process to add to high-conviction names at what we viewed as attractive valuations.
The fund’s overall credit quality ticked upward from BBB to BBB+ over the year as we decreased its allocation to the B rating tier in favor of BBB and BB bonds, which remain key overweight exposures for the fund. We also continued to overweight the nonrated tier, where we believe that our research strengths can enable us to take advantage of credits that have been mispriced or overlooked by investors.

T. ROWE PRICE Tax-Free Funds

In terms of interest rate management, the fund’s duration declined and ended the period below the benchmark’s duration. This change in duration posture was partly a result of a decrease in the fund’s allocation to bonds maturing in
10 to 20 years and an increase in bonds maturing within three years.
Regarding the fund’s positioning across sectors, we continued to overweight the IDR/PCR subsector, although our allocation to the sector ended the period slightly lower. In addition to offering above-average yields, we believe this area of the market provides
diversification benefits for
municipal investors due
to its corporate-backed
nature. When approaching
potential investments in this
subsector, we frequently
exchange research insights
with T. Rowe Price’s taxable
fixed income and equity
analysts in an effort to
deepen our understanding
of the bonds’ underlying
guarantors while aiming to
avoid the most speculative
projects in the space.
Health care revenue bonds—
namely, those from hospitals
and life care communities—
remained a prominent
overweight allocation.
However, we reduced our
allocation to hospital revenue
bonds and life care revenue bonds over the period alongside headwinds from staffing shortages and inflationary pressures on labor and medical supply costs.
While we expect hospitals’ financial performance to remain challenged in the year ahead, we are encouraged by fundamental trends within the subsector.
In addition, labor inflation seems to be cooling, and the use and hourly cost of contract labor have declined, which we view as potential drivers of further margin improvement for hospital operators.
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
CREDIT QUALITY DIVERSIFICATION
Intermediate Tax-Free High Yield Fund

T. ROWE PRICE Tax-Free Funds

What is portfolio management’s outlook?
We still expect the Federal Reserve to cut interest rates this year, but we agree with the shift in market consensus that occurred in February and now anticipate a smaller number of cuts this year along with a later start date. We don’t foresee a recession in the near term but, in our view, the Fed will feel cuts are justified to keep real (inflation-adjusted) yields from increasing too much as inflation decreases.
Despite substantial macroeconomic headwinds, the municipal bond market’s credit fundamentals remained generally strong thanks to pandemic-era federal aid and improved fiscal management by some of the most challenged issuers.
These factors, from our perspective, should help buffer credit ratings in a recession if one transpires, although a recession is not our base case.
Regarding market technicals, the backdrop of higher yields and generally solid fundamentals should, in our view, draw investors back to the municipal market in the months and years ahead. While flows to the asset class recently flipped to net positive as inflows to municipal bond mutual funds reemerged, we acknowledge that bouts of outflows may persist until interest rate volatility shows a more sustained moderation.
Although credit spreads have tightened and currently sit near their long-term averages, we believe our fundamental research process positions us well to identify and capture attractive opportunities across our investable universe.
In navigating this complex investment landscape, we are taking a selective approach toward bond structures and maintaining an emphasis on bottom-up credit factors. As always, we are striving to stay risk aware and disciplined in our investment process, which we believe will serve our clients well over time.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Tax-Free Funds

RISKS OF INVESTING IN THE TAX-EXEMPT MONEY FUND
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
RISKS OF INVESTING IN FIXED INCOME SECURITIES
Bonds are subject to interest rate risk (the decline in bond prices that usually accompanies a rise in interest rates) and credit risk (the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default by failing to make timely payments of interest or principal), potentially reducing the fund’s income level and share price. Investments in high yield bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. Municipal bond funds may be highly impacted by events tied to the overall municipal securities markets, including unfavorable legislative or political developments and adverse changes in the financial conditions of municipal bond issuers and the economy. Some income may be subject to state and local taxes and the federal alternative minimum tax.
BENCHMARK INFORMATION
Note: Bloomberg
®
and Bloomberg 1–5 Year Blend (1–6 Year Maturity) Index,
Bloomberg Municipal Bond Index, Bloomberg 65% High-Grade/35% High-
Yield Index, and Bloomberg 65% High-Grade/35% High-Yield Intermediate
Competitive (1–17 Year Maturity) Index are service marks of Bloomberg
Finance L.P. and its affiliates, including Bloomberg Index Services Limited
(“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes by T. Rowe Price. Bloomberg is not affiliated with T. Rowe Price, and Bloomberg does not approve, endorse, review, or recommend its products. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to its products.
Note: Copyright © 2024 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.

T. ROWE PRICE Tax-Free Funds

Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2024 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: © 2024, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
Note: Copyright © 2024, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
(“Content Providers”) do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE Tax-Free Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
TAX-FREE SHORT-INTERMEDIATE FUND
Note: Performance for the Advisor and I Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.

T. ROWE PRICE Tax-Free Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
TAX-FREE INCOME FUND
Note: Performance for the Advisor and I Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.

T. ROWE PRICE Tax-Free Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
TAX-FREE HIGH YIELD FUND
Note: Performance for the Advisor and I Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.

T. ROWE PRICE Tax-Free Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
INTERMEDIATE TAX-FREE HIGH YIELD FUND
Note: Performance for the I Class shares will vary due to their differing fee structures. See the
Average Annual Compound Total Return table.
*The Lipper data are from 7/31/14.

T. ROWE PRICE Tax-Free Funds

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 2/29/24 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Tax-Free Short-
Intermediate Fund –
.
3.85% 1.19% 1.13% – –
Tax-Free Short-
Intermediate Fund–
.
Advisor  Class 3.33 0.85 0.79 – –
Tax-Free Short-
Intermediate Fund–
.
I  Class 3.81 1.31 – 1.51% 11/29/16
..
Tax-Free Income Fund –
.
6.16 1.96 2.68 – –
Tax-Free Income Fund–
.
Advisor  Class 5.80 1.63 2.33 – –
Tax-Free Income Fund–
.
I  Class 6.11 2.01 – 2.09 7/6/17
..
Tax-Free High Yield
Fund –
.
7.05 2.04 3.40 – –
Tax-Free High Yield
Fund–
.
Advisor  Class 6.65 1.71 3.12 – –
Tax-Free High Yield
Fund–
.
I  Class 7.07 2.14 – 2.82 11/29/16
..
Intermediate Tax-Free
High Yield Fund –
.
5.39 1.82 – 2.59 7/24/14
Intermediate Tax-Free
High Yield Fund–
.
I  Class 5.55 1.87 – 2.19 7/6/17
..
This table shows how the funds would have performed each year if their actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Tax-Free Funds

EXPENSE RATIOS
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the Intermediate Tax-Free High Yield Fund, Tax-Free High Yield Fund, Tax-Free
Income Fund, and Tax-Free Short-Intermediate Fund have three share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and the I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. The Tax-Exempt Money Fund has two share classes: The original share class (Investor Class) charges no distribution and service
(12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Tax-Free Short-Intermediate Fund 0.52%
Tax-Free Short-Intermediate Fund–Advisor Class 0.77
Tax-Free Short-Intermediate Fund–I Class 0.37
Tax-Free Income Fund 0.59
Tax-Free Income Fund–Advisor Class 0.86
Tax-Free Income Fund–I Class 0.47
Tax-Free High Yield Fund 0.77
Tax-Free High Yield Fund–Advisor Class 1.03
Tax-Free High Yield Fund–I Class 0.63
Intermediate Tax-Free High Yield Fund 1.02
Intermediate Tax-Free High Yield Fund–I Class 0.84
The expense ratios shown are as of the funds’ most recent prospectus. These numbers may vary from the expense ratios shown elsewhere in this report because they are based on a different time period and, if applicable, include acquired fund fees and expenses but do not include fee or expense waivers.

T. ROWE PRICE Tax-Free Funds

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Tax-Free Funds

TAX-EXEMPT MONEY FUND
Beginning
Account Value
9/1/23
Ending
Account Value
2/29/24
Expenses Paid
During Period*
9/1/23 to 2/29/24
Investor Class
Actual $1,000.00 $1,015.80 $2.05
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.82   2.06
I Class
Actual   1,000.00   1,016.60   1.20
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.67   1.21
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.41%, and
the
2
I Class was 0.24%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Tax-Free Funds

TAX-FREE SHORT-INTERMEDIATE FUND
Beginning
Account Value
9/1/23
Ending
Account Value
2/29/24
Expenses Paid
During Period*
9/1/23 to 2/29/24
Investor Class
Actual $1,000.00 $1,026.30 $2.62
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.28   2.61
Advisor Class
Actual   1,000.00   1,024.50   4.38
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.54   4.37
I Class
Actual   1,000.00   1,027.00   1.86
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.02   1.86
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.52%,
the
2
Advisor Class was 0.87%, and the
3
I Class was 0.37%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Tax-Free Funds

TAX-FREE INCOME FUND
Beginning
Account Value
9/1/23
Ending
Account Value
2/29/24
Expenses Paid
During Period*
9/1/23 to 2/29/24
Investor Class
Actual $1,000.00 $1,049.70 $2.70
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.23   2.66
Advisor Class
Actual   1,000.00   1,047.90   4.43
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.54   4.37
I Class
Actual   1,000.00   1,048.90   2.39
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.53   2.36
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.53%,
the
2
Advisor Class was 0.87%, and the
3
I Class was 0.47%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Tax-Free Funds

TAX-FREE HIGH YIELD FUND
Beginning
Account Value
9/1/23
Ending
Account Value
2/29/24
Expenses Paid
During Period*
9/1/23 to 2/29/24
Investor Class
Actual $1,000.00 $1,056.70 $3.43
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.53   3.37
Advisor Class
Actual   1,000.00   1,053.60   5.26
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.74   5.17
I Class
Actual   1,000.00   1,056.40   2.81
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.13   2.77
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.67%,
the
2
Advisor Class was 1.03%, and the
3
I Class was 0.55%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Tax-Free Funds

INTERMEDIATE TAX-FREE HIGH YIELD FUND
Beginning
Account Value
9/1/23
Ending
Account Value
2/29/24
Expenses Paid
During Period*
9/1/23 to 2/29/24
Investor Class
Actual $1,000.00 $1,039.90 $2.33
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.58   2.31
I Class
Actual   1,000.00   1,040.10   2.13
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.77   2.11
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.46%, and
the
3
I Class was 0.42%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Tax-Free Funds

QUARTER-END RETURNS
Periods Ended 12/31/23
...... 1
Year
.... 5
Years
.... 10
Years
Since
Inception
Inception
Date
Tax-Free Short-Intermediate Fund –
.
3.95% 1.39% 1.24% – –
Tax-Free Short-Intermediate Fund–
.
Advisor  Class 3.48 1.05 0.90 – –
Tax-Free Short-Intermediate Fund–
.
I  Class 3.90 1.51 – 1.54% 11/29/16
Tax-Free Income Fund –
.
7.01 2.16 3.03 – –
Tax-Free Income Fund–
.
Advisor  Class 6.66 1.81 2.69 – –
Tax-Free Income Fund–
.
I  Class 7.07 2.23 – 2.16 7/6/17
Tax-Free High Yield Fund –
.
7.02 2.03 3.75 – –
Tax-Free High Yield Fund–
.
Advisor  Class 6.75 1.72 3.48 – –
Tax-Free High Yield Fund–
.
I  Class 7.15 2.14 – 2.70 11/29/16
Intermediate Tax-Free High Yield Fund –
.
5.33 1.93 – 2.55 7/24/14
Intermediate Tax-Free High Yield Fund–
.
I  Class 5.38 1.97 – 2.10 7/6/17
The funds’ performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, yield, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website
(troweprice.com) or contact a T. Rowe Price representative at 1-800-225-5132 or, for
2
Advisor and
3
I Class shares, 1-800-638-8790.
This table provides returns net of expenses through the most recent calendar quarter-end rather than through the end of the funds’ fiscal period. It shows how the funds would have performed each year if their actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns. A money fund’s yield more closely represents its current earnings than does the total return.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202404-3377836 C03-050 4/24

February 29, 2024
Annual Report
| Financial Statements
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRTAX Tax-Free Income Fund –
.
PATAX Tax-Free Income Fund–
.
Advisor  Class
TFILX Tax-Free Income Fund–
.
I Class

T. ROWE PRICE Tax-Free Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
NET ASSET VALUE
Beginning of period $ 9.18 $ 10.10 $ 10.30 $ 10.54 $ 9.92
Investment activities
Net investment income
(1)(2)
0.30 0.29 0.25 0.29 0.33
Net realized and unrealized gain/
loss 0.25 (0.93) (0.20) (0.24) 0.62
Total from investment activities 0.55 (0.64) 0.05 0.05 0.95
Distributions
Net investment income (0.29) (0.28) (0.25) (0.29) (0.33)
NET ASSET VALUE
End of period $ 9.44 $ 9.18 $ 10.10 $ 10.30 $ 10.54
Ratios/Supplemental Data
Total return
(2)(3)
6.16% (6.30)% 0.44% 0.51% 9.73%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.59% 0.59% 0.53% 0.53% 0.53%
Net expenses after waivers/
payments by Price Associates 0.53% 0.53% 0.53% 0.53% 0.53%
Net investment income 3.23% 3.05% 2.41% 2.83% 3.24%
Portfolio turnover rate 25.0% 20.6% 10.6% 14.9% 10.6%
Net assets, end of period (in
millions) $792 $819 $1,193 $1,701 $1,790
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Tax-Free Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
NET ASSET VALUE
Beginning of period $ 9.18 $ 10.11 $ 10.31 $ 10.54 $ 9.92
Investment activities
Net investment income
(1)(2)
0.27 0.25 0.22 0.26 0.30
Net realized and unrealized gain/
loss 0.25 (0.93) (0.20) (0.24) 0.62
Total from investment activities 0.52 (0.68) 0.02 0.02 0.92
Distributions
Net investment income (0.26) (0.25) (0.22) (0.25) (0.30)
NET ASSET VALUE
End of period $ 9.44 $ 9.18 $ 10.11 $ 10.31 $ 10.54
Ratios/Supplemental Data
Total return
(2)(3)
5.80% (6.71)% 0.12% 0.29% 9.39%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.87% 0.86% 0.86% 0.85% 0.84%
Net expenses after waivers/
payments by Price Associates 0.87% 0.86% 0.86% 0.85% 0.84%
Net investment income 2.89% 2.73% 2.09% 2.50% 2.90%
Portfolio turnover rate 25.0% 20.6% 10.6% 14.9% 10.6%
Net assets, end of period (in
millions) $37 $47 $67 $400 $450
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Tax-Free Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
NET ASSET VALUE
Beginning of period $ 9.18 $ 10.10 $ 10.30 $ 10.54 $ 9.92
Investment activities
Net investment income
(1)(2)
0.30 0.29 0.26 0.30 0.34
Net realized and unrealized gain/
loss 0.25 (0.92) (0.20) (0.25) 0.62
Total from investment activities 0.55 (0.63) 0.06 0.05 0.96
Distributions
Net investment income (0.30) (0.29) (0.26) (0.29) (0.34)
NET ASSET VALUE
End of period $ 9.43 $ 9.18 $ 10.10 $ 10.30 $ 10.54
Ratios/Supplemental Data
Total return
(2)(3)
6.11% (6.25)% 0.53% 0.59% 9.82%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.47% 0.47% 0.45% 0.45% 0.45%
Net expenses after waivers/
payments by Price Associates 0.47% 0.47% 0.45% 0.45% 0.45%
Net investment income 3.29% 3.12% 2.49% 2.89% 3.30%
Portfolio turnover rate 25.0% 20.6% 10.6% 14.9% 10.6%
Net assets, end of period (in
thousands) $1,464,090 $1,423,855 $1,472,315 $646,846 $567,997
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Tax-Free Income Fund
February 29, 2024

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 100.4%
ALABAMA 1.5%
Alabama Corrections Institution Fin. Auth., 5.25%, 7/1/47  5,000 5,464
Black Belt Energy Gas Dist., VRDN, 4.00%, 6/1/51 (Tender
12/1/31)  4,140 4,121
Black Belt Energy Gas Dist., Series A, VRDN, 5.25%, 1/1/54
(Tender 10/1/30)  4,330 4,612
Black Belt Energy Gas Dist., Series B, VRDN, 4.00%, 10/1/52
(Tender 12/1/26)  5,750 5,757
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  3,900 4,110
Black Belt Energy Gas Dist., Series D-1, VRDN, 5.50%, 6/1/49
(Tender 2/1/29)  7,000 7,454
Tuscaloosa County IDA, Hunt Refining Project, Series A, 5.25%,
5/1/44  (1) 3,280 3,255
34,773
ALASKA 0.2%
Alaska Int'l. Airports System, Series B, 5.00%, 10/1/35  3,945 4,043
4,043
ARIZONA 1.9%
Arizona HFA, Banner Health, Series B, FRN, 67% of 3M USD
LIBOR + 0.81%, 5.54%, 1/1/37  1,500 1,401
Arizona HFA, Banner Health, Series C, VRDN, 3.65%, 1/1/46  14,500 14,500
Phoenix Arizona IDA, Downtown Phoenix Student Housing, 5.00%,
7/1/59  1,070 1,042
Salt River Project Agricultural Improvement & Power Dist.,
Series A, 5.00%, 1/1/47  17,325 19,128
Salt River Project Agricultural Improvement & Power Dist.,
Series B, 5.25%, 1/1/53  6,000 6,710
42,781
CALIFORNIA 8.2%
Alameda Corridor Transportation Auth., Series B, 5.00%,
10/1/35  (2) 5,750 6,029
California, GO, 5.00%, 8/1/32  10,000 10,073
California, GO, 5.00%, 4/1/42  1,100 1,247
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 4.00%, 10/1/52 (Tender 12/1/27)  10,895 10,940
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.00%, 7/1/53 (Tender 8/1/29)  3,175 3,347
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.00%, 12/1/53 (Tender 8/1/29)  1,850 1,940
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.50%, 10/1/54 (Tender 11/1/30)  3,050 3,341

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, Series E-1, VRDN, 5.00%, 2/1/54 (Tender 3/1/31)  6,100 6,500
California County Tobacco Securitization Agency, Series A, 4.00%,
6/1/36  275 285
California County Tobacco Securitization Agency, Series A, 4.00%,
6/1/38  275 281
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/30  1,750 1,811
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/31  1,335 1,381
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/32  1,065 1,102
California HFFA, Kaiser Permanente, Series A-2, 5.00%, 11/1/47  17,250 20,461
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  866 863
California Infrastructure & Economic Dev. Bank, 4.00%, 10/1/43  7,465 7,800
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of MUNIPSA + 0.70%, 4.00%, 12/1/50 (Tender 6/1/26)  775 757
California Municipal Fin. Auth., Series A, COP, 5.25%, 11/1/52  (2) 940 1,054
California Municipal Fin. Auth., John Adams Academies Lincoln
Project, Series A, 5.00%, 10/1/49  (1) 1,525 1,431
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 4.00%, 10/1/29  (1) 415 402
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/32  (3) 1,425 1,685
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53  2,765 2,976
California Municipal Fin. Auth., West Village, 5.00%, 5/15/48  5,500 5,637
California School Fin. Auth., New Designs Charter School, 5.00%,
6/1/30  (1) 1,290 1,316
California State Univ., Series C, 4.00%, 11/1/45  5,065 5,102
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/48  (1) 1,300 1,321
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56  (1) 2,275 2,285
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58  (1) 3,000 3,050
Chino Valley Unified School Dist., Series B, GO, 3.375%,
8/1/50  (2) 5,060 4,440
CSCDA Community Improvement Auth., Altana Glendale Social
Bonds, Series A-2, 4.00%, 10/1/56  (1) 2,020 1,558
CSCDA Community Improvement Auth., Link Glendala Social
Bonds, Series A-2, 4.00%, 7/1/56  (1) 3,320 2,429
Golden State Tobacco Securitization, Series B-2, Zero Coupon,
6/1/66  12,000 1,360
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%, 9/1/37  4,600 4,609
Irvine Fac. Fin. Auth., Series A, 5.25%, 9/1/53  (4) 4,000 4,528
Irvine Unified School Dist., Community Fac. Dist. No. 09-1, Special
Tax, Series D, 5.00%, 3/1/57  3,215 3,273
Long Beach Marina System, 5.00%, 5/15/35  1,000 1,011
Long Beach Marina System, 5.00%, 5/15/40  2,500 2,511

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/38  1,575 1,648
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/40  2,775 2,864
Los Angeles Dept. of Airports, Series B, 4.00%, 5/15/48  3,300 3,326
Los Angeles Dept. of Water & Power Water System Revenue,
Series D, 5.00%, 7/1/52  5,000 5,560
Regents of the Univ. of California, Medical Center Pooled Revenue,
Series P, 3.50%, 5/15/54  6,250 5,510
Sacramento County Airport, Series A, 5.00%, 7/1/41  2,925 3,022
Sacramento County Airport, Series B, 5.00%, 7/1/41  3,325 3,420
San Diego County Regional Airport Auth., Series A, 4.00%, 7/1/38  1,020 1,054
San Diego County Regional Airport Auth., Series A, 4.00%, 7/1/51  5,700 5,589
San Francisco Bay Area Rapid Transit Dist., Series C-1, GO,
4.00%, 8/1/45  4,645 4,685
San Francisco City & County Int'l. Airports, Series B, 5.00%,
5/1/49  10,600 11,319
San Francisco City & County Int'l. Airports, Series F, 5.00%, 5/1/50  5,000 5,332
Univ. of California Regents, Series I, 5.00%, 5/15/28  3,500 3,589
187,054
COLORADO 3.0%
Colorado, COP, 6.00%, 12/15/39  1,255 1,530
Colorado, COP, 6.00%, 12/15/40  4,850 5,878
Colorado, COP, 6.00%, 12/15/41  6,800 8,203
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/47  690 692
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51  1,870 1,875
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/56  6,880 6,894
Denver City & County, Series A, 4.00%, 8/1/38  1,250 1,291
Denver City & County, Series A, 4.00%, 8/1/39  1,500 1,542
Denver City & County, Series A, 4.00%, 8/1/40  2,000 2,044
Denver City & County, Series A, 4.00%, 8/1/41  1,500 1,521
Denver City & County, Series A, 4.00%, 8/1/42  2,085 2,108
Denver City & County Airport, Series B, 5.00%, 12/1/48  10,500 11,063
Denver Convention Center Hotel Auth., 5.00%, 12/1/34  3,500 3,565
Denver Convention Center Hotel Auth., 5.00%, 12/1/36  2,000 2,027
Denver Convention Center Hotel Auth., 5.00%, 12/1/40  17,540 17,655
67,888
CONNECTICUT 0.8%
Connecticut, Series B, GO, 3.00%, 1/15/42  (4) 5,000 4,307
Connecticut, Series E, GO, 5.00%, 9/15/34  3,250 3,546
Connecticut Housing Fin. Auth., Series A, 6.00%, 11/15/54  (5) 3,000 3,276

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Connecticut Special Tax Obligation, Transportation Infrastructure,
Series A, 5.00%, 1/1/33  6,535 7,050
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00% Cash
and 2.05% PIK)  (6)(7)(8) 2,878 641
18,820
DELAWARE 0.6%
Delaware Economic Dev. Auth., Acts Retirement Communities,
Series B, 5.00%, 11/15/48  6,185 6,301
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/50  2,865 2,858
Delaware HFA, Christiana Health Care System, 5.00%, 10/1/45  3,250 3,420
Univ. of Delaware, Series A, 5.00%, 11/1/43  895 1,061
Univ. of Delaware, Series A, 5.00%, 11/1/45  500 592
14,232
DISTRICT OF COLUMBIA 2.9%
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  515 503
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42  500 466
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52  4,680 4,051
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44  9,350 10,365
Washington Convention & Sports Auth., Series A, 4.00%, 10/1/36  500 514
Washington Convention & Sports Auth., Series A, 4.00%, 10/1/39  1,500 1,509
Washington Convention & Sports Auth., Hotel Tax, Series A,
5.00%, 10/1/30  3,200 3,421
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/46  12,500 12,320
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/38  2,500 2,759
Washington Metropolitan Area Transit Auth., Series A, 5.50%,
7/15/51  15,200 17,220
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/42  12,500 13,021
66,149
FLORIDA 6.0%
Alachua County HFA, East Ridge Retirement Village, 6.25%,
11/15/44  4,500 3,095
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/31  500 522
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/32  750 781
Central Florida Expressway Auth., 5.00%, 7/1/39  7,475 7,849
Central Florida Expressway Auth., Series B, 5.00%, 7/1/34  3,700 3,807
Collier County, Series A, 4.00%, 10/1/40  3,740 3,815

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Collier County, Series A, 4.00%, 10/1/41  5,170 5,249
Collier County, Series A, 4.00%, 10/1/43  2,590 2,610
Everest GMR Community Dev. Dist., 6.20%, 5/1/54  2,000 2,035
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ., Series A-1,
5.00%, 6/1/48  (1) 5,075 4,648
Jacksonville Ed. Fac., Jacksonville Univ., Series B, 5.00%,
6/1/53  (1) 3,600 3,234
JEA Water & Sewer System Revenue, Series A, 5.50%, 10/1/54  2,000 2,270
Manatee County, 5.50%, 10/1/53  10,000 11,323
Martin County HFA, Martin Memorial Medical Center, 5.00%,
11/15/45 (Prerefunded 11/15/24)  (9) 3,750 3,790
Miami-Dade County EFA, Univ. of Miami, Series A, 5.00%, 4/1/40  18,700 18,823
Orange County HFA, Orlando Health Obligated Group, 4.00%,
10/1/52  11,185 10,716
Orange County HFA, Orlando Health Obligated Group, Series A,
5.00%, 10/1/39  1,125 1,254
Orange County HFA, Orlando Health Obligated Group, Series A,
5.00%, 10/1/53  1,700 1,809
Palm Beach County HFA, Active Retirement Life Community,
5.00%, 11/15/45  4,175 4,276
Sarasota County Public Hosp. Dist., Sarasota Memorial Hosp.,
5.00%, 7/1/41  10,000 10,347
South Miami HFA, Baptist Health, 5.00%, 8/15/37  11,000 11,441
South Miami HFA, Baptist Health, 5.00%, 8/15/42  6,000 6,161
Tampa, Series A, Zero Coupon, 9/1/34  900 602
Tampa, Series A, Zero Coupon, 9/1/35  750 479
Tampa, Series A, Zero Coupon, 9/1/38  1,000 541
Tampa, Series A, Zero Coupon, 9/1/39  850 434
Tampa, Series A, Zero Coupon, 9/1/40  1,000 483
Tampa, Univ. of Tampa, Series A, 4.00%, 4/1/50  3,000 2,838
Tampa-Hillsborough County Expressway Auth., 5.00%, 7/1/47  12,000 12,376
137,608
GEORGIA 6.5%
Atlanta Airport Passenger Fac. Charge, Series C, 5.00%, 7/1/40  10,000 11,268
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.75%, 1/1/35  (7)(8) 800 360
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
7.00%, 1/1/40  (7)(8) 5,095 2,293
Brookhaven Dev. Auth., Children's Healthcare of Atlanta, Series A,
3.00%, 7/1/46  1,675 1,322
Brookhaven Dev. Auth., Children's Healthcare of Atlanta, Series A,
4.00%, 7/1/49  5,485 5,313
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
4.00%, 7/1/49  1,950 1,950
Columbia County Hosp. Auth., WellStar Health, Series A, RAC,
5.125%, 4/1/53  4,925 5,255

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Columbia County Hosp. Auth., WellStar Health, Series A, RAC,
5.75%, 4/1/53  14,650 16,612
Fulton County Dev. Auth., Children's Healthcare of Atlanta,
Series C, 5.00%, 7/1/38  1,250 1,356
Fulton County Dev. Auth., Children's Healthcare of Atlanta,
Series C, 5.00%, 7/1/39  1,165 1,258
Fulton County Dev. Auth., Piedmont Healthcare Project, Series A,
4.00%, 7/1/49  16,000 15,118
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/36  5,250 5,408
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/44  5,150 5,410
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 5.00%, 2/15/35  2,310 2,423
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series B, 5.50%, 2/15/42  3,245 3,417
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/36  2,500 2,520
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/54  10,635 9,424
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/54  (1) 3,340 3,000
Georgia Housing & Fin. Auth., 3.60%, 12/1/44  4,000 3,649
Georgia Housing & Fin. Auth., Series A, 4.60%, 12/1/53  4,000 3,980
Georgia State Road & Tollway Auth., Managed Lane System,
Series A, 3.00%, 7/15/50  5,080 4,027
Main Street Natural Gas, Series A, 5.00%, 5/15/31  4,000 4,238
Main Street Natural Gas, Series A, 5.00%, 5/15/32  2,500 2,648
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52 (Tender
9/1/27)  3,100 3,110
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53 (Tender
9/1/30)  1,800 1,915
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A,
5.50%, 9/15/25  6,000 6,104
Main Street Natural Gas, Georgia Municipal Gas Auth., Series B,
VRDN, 5.00%, 12/1/52 (Tender 6/1/29)  3,450 3,626
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 3/1/50 (Tender 9/1/26)  7,940 7,982
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 5/1/52 (Tender 12/1/28)  7,720 7,713
Municipal Electric Auth. of Georgia, 5.00%, 1/1/56  (2) 3,315 3,377
Private Colleges & Universities Auth., Savannah College of Art and
Design, 4.00%, 4/1/44  3,500 3,433
149,509
IDAHO 0.1%
Idaho HFA, Saint Luke's Health System, Series A, 5.00%, 3/1/34  2,100 2,101
2,101

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
ILLINOIS 5.6%
Chicago, Series A, GO, 5.50%, 1/1/49  1,850 1,918
Chicago O'Hare Int'l. Airport, Series B, 4.50%, 1/1/56  22,590 22,927
Chicago O'Hare Int'l. Airport, Series B, 5.00%, 1/1/48  4,000 4,210
Chicago O'Hare Int'l. Airport, Series D, 5.00%, 1/1/47  10,775 11,031
Illinois, GO, 5.50%, 5/1/25  1,505 1,540
Illinois, GO, 5.50%, 5/1/26  1,350 1,411
Illinois, Series A, GO, 5.00%, 10/1/25  950 973
Illinois, Series A, GO, 5.00%, 10/1/31  1,500 1,622
Illinois, Series A, GO, 5.00%, 3/1/33  1,500 1,698
Illinois, Series A, GO, 5.50%, 3/1/42  2,250 2,510
Illinois, Series B, GO, 5.00%, 3/1/24  425 425
Illinois, Series B, GO, 5.00%, 3/1/25  2,375 2,411
Illinois, Series B, GO, 5.00%, 10/1/31  2,000 2,163
Illinois, Series B, GO, 5.00%, 10/1/32  1,750 1,887
Illinois, Series B, GO, 5.50%, 5/1/47  1,985 2,176
Illinois, Series C, GO, 5.00%, 11/1/29  4,530 4,819
Illinois, Series D, GO, 5.00%, 11/1/24  1,015 1,025
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/34  515 536
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/36  750 777
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/41  3,040 3,103
Illinois Fin. Auth., OSF Healthcare System, Series C, VRDN, 3.50%,
11/15/37  3,700 3,700
Illinois Housing Dev. Auth., Series H, 5.75%, 10/1/53  4,735 5,063
Illinois State Toll Highway Auth., Series A, 5.25%, 1/1/45  6,875 7,654
Metropolitan Pier & Exposition Auth., McCormick Place, 4.00%,
12/15/42  1,150 1,135
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
6/15/50  2,850 2,929
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/40  1,725 819
Metropolitan Pier & Exposition Auth., McCormick Place, Series A,
Zero Coupon, 6/15/37  (10) 11,870 6,943
Metropolitan Pier & Exposition Auth., McCormick Place, Series B,
Zero Coupon, 12/15/41  10,000 4,381
Railsplitter Tobacco Settlement Auth., 5.00%, 6/1/28 (Prerefunded
6/1/26)  (9) 1,310 1,365
Regional Transportation Auth., Series A, 5.75%, 6/1/34  (2) 5,250 6,328
Regional Transportation Auth., Series A, 6.00%, 7/1/33  (10) 15,000 18,236
127,715
INDIANA 0.4%
Indiana Fin. Auth. Depauw Univ., Series A, 5.50%, 7/1/52  5,000 5,244
Indiana Fin. Auth., Ohio Valley Electric, Series A, 4.25%, 11/1/30  1,375 1,381

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Indiana Fin. Auth., Parkview Health System, Series D, VRDN,
3.65%, 11/1/39  1,700 1,700
8,325
IOWA 0.0%
Iowa Fin. Auth., Unitypoint Health, Series F, VRDN, 3.45%, 7/1/41  200 200
200
KANSAS 0.2%
Overland Park Sales Tax Revenue, Bluhawk Star Bond, Series A,
6.50%, 11/15/42  (1) 4,025 4,148
4,148
KENTUCKY 1.5%
Kentucky Economic DFA, Louisville Arena Auth., Series A, 5.00%,
12/1/45  (2) 1,000 1,041
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/36  4,050 3,491
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/46  1,900 1,442
Kentucky Economic DFA, Masonic Homes of Kentucky, 5.375%,
11/15/32  2,000 1,836
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  1,290 1,319
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41  850 861
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  3,525 3,556
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50  6,780 6,792
Kentucky Economic DFA, Owensboro Medical Health, Series B,
5.00%, 6/1/40  2,200 2,234
Kentucky Public Energy Auth., Series A-1, VRDN, 5.25%, 4/1/54
(Tender 2/1/32)  3,825 4,123
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  8,760 8,789
35,484
LOUISIANA 1.8%
Jefferson Sales Tax Dist., Series B, 5.00%, 12/1/42  (2) 7,500 7,795
Louisiana Gasoline & Fuels Tax Revenue, Series A-2, VRDN,
3.65%, 5/1/43  2,150 2,150
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/38  750 778
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/43  2,775 2,851
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/48  9,210 9,410

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
New Orleans Sewerage Service, 5.00%, 6/1/45 (Prerefunded
6/1/25)  (9) 4,835 4,946
Saint James Parish, Nustar Logistics, VRDN, 5.85%, 8/1/41
(Tender 6/1/25)  (1) 4,450 4,531
Saint John the Baptist Parish, Marathon Oil, VRDN, 4.05%, 6/1/37
(Tender 7/1/26)  4,600 4,563
Saint John the Baptist Parish, Marathon Oil, Series A-2, VRDN,
2.10%, 6/1/37 (Tender 7/1/24)  875 868
Saint John the Baptist Parish, Marathon Oil, Series A-3, VRDN,
2.20%, 6/1/37 (Tender 7/1/26)  1,500 1,427
Saint John the Baptist Parish, Marathon Oil, Series B-1, VRDN,
2.125%, 6/1/37 (Tender 7/1/24)  1,000 991
Saint John the Baptist Parish, Marathon Oil, Series B-2, VRDN,
2.375%, 6/1/37 (Tender 7/1/26)  1,150 1,099
41,409
MARYLAND 5.7%
Baltimore City, Convention Center Hotel, 5.00%, 9/1/42  7,000 6,769
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46  1,000 940
Baltimore City, Harbor Point Project, 5.125%, 6/1/43  2,500 2,505
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  590 599
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36  395 398
Maryland CDA, 5.05%, 3/1/47  5,000 5,146
Maryland CDA, Series C, 5.75%, 9/1/54  1,985 2,123
Maryland Economic Dev., Constellation Energy Group, Series B,
VRDN, 4.10%, 10/1/36 (Tender 4/3/28)  1,700 1,746
Maryland Economic Dev., Port Covington Project, 4.00%, 9/1/50  650 550
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/29  1,500 1,585
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/36  2,655 2,754
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/46  11,135 11,309
Maryland HHEFA, MedStar Health, 5.00%, 8/15/32  6,880 6,979
Maryland HHEFA, MedStar Health, Series A, 4.00%, 5/15/47  6,810 6,279
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/45  8,980 9,129
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/28  2,010 2,047
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/45  3,375 3,396
Maryland Stadium Auth. Built to Learn Revenue, 4.00%, 6/1/39  4,310 4,391
Maryland Stadium Auth. Built to Learn Revenue, Series A, 4.00%,
6/1/52  3,000 2,896
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/50  10,020 11,464
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series B, 5.00%, 5/1/47  3,625 4,169
Maryland State Transportation Auth., 4.00%, 7/1/50  2,000 1,972
Montgomery County Housing Opportunities Commission,
Series C, 5.00%, 1/1/43  1,500 1,638

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Montgomery County Housing Opportunities Commission,
Series C, 5.125%, 1/1/53  2,500 2,678
Montgomery County Housing Opportunities Commission,
Series C, 5.50%, 1/1/48  2,500 2,764
Montgomery County Housing Opportunities Commission,
Series C, 5.75%, 1/1/58  3,915 4,361
Montgomery County Housing Opportunities Commission,
Series C, 5.75%, 1/1/63  8,000 8,850
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  3,100 2,863
Rockville, Ingleside at King Farm, Series A-2, 5.00%, 11/1/31  500 498
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  1,000 832
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  1,700 1,302
Washington Suburban Sanitary Commission, 2.25%, 6/1/41  8,000 5,882
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 4.00%, 6/1/53  4,120 4,060
Westminster, Carroll Lutheran Village, 5.125%, 7/1/34
(Prerefunded 7/1/24)  (9) 3,000 3,016
Westminster, Carroll Lutheran Village, 5.50%, 7/1/44 (Prerefunded
7/1/24)  (9) 3,000 3,020
130,910
MASSACHUSETTS 1.2%
Massachusetts Bay Transportation Auth., 5.00%, 7/1/41  7,130 7,711
Massachusetts Bay Transportation Auth., 5.00%, 7/1/42  2,865 3,091
Massachusetts Commonwealth, Series C, GO, 3.00%, 3/1/47  4,000 3,228
Massachusetts Dev. Fin. Agency, Linden Ponds Fac., 5.00%,
11/15/28  (1) 1,500 1,573
Massachusetts HEFA, Massachusetts Institute of Technology,
Series K, 5.50%, 7/1/32  10,000 12,421
28,024
MICHIGAN 2.7%
Detroit, GO, 5.00%, 4/1/28  850 889
Detroit, GO, 5.00%, 4/1/29  150 156
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/43  (2) 1,800 1,802
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/48  (2) 1,500 1,474
Detroit, Social Bonds, Series A, GO, 4.00%, 4/1/40  1,050 975
Detroit, Social Bonds, Series A, GO, 4.00%, 4/1/41  1,100 1,009
Detroit, Social Bonds, Series A, GO, 4.00%, 4/1/42  2,100 1,905
Great Lakes Water Auth. Sewage Disposal, Series A, 5.25%,
7/1/47  8,340 9,312
Great Lakes Water Auth. Water Supply, Series A, 5.25%, 7/1/47  7,000 7,816
Michigan Fin. Auth., Great Lakes Water Auth., Series C-6, 5.00%,
7/1/33  2,000 2,008

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Michigan Fin. Auth., Henry Ford Health System, Series A, 4.00%,
11/15/50  5,300 4,827
Michigan Fin. Auth., Henry Ford Health System, Series A, 5.00%,
11/15/48  5,150 5,332
Michigan Fin. Auth., Local Gov't. Loan Program, Great Lakes,
Series C, 5.00%, 7/1/33  1,650 1,672
Michigan Fin. Auth., Local Gov't. Loan Program, Great Lakes,
Series C, 5.00%, 7/1/34  2,860 2,897
Michigan Fin. Auth., Trinity Health, 4.00%, 12/1/40 (Prerefunded
12/1/29)  (9) 445 479
Michigan Fin. Auth., University of Detroit Mercy, 5.375%, 11/1/43  3,530 3,580
Michigan Fin. Auth., University of Detroit Mercy, 5.50%, 11/1/48  1,700 1,713
Michigan State Building Auth., Fac. Program, 5.00%, 4/15/36  3,000 3,306
Michigan Trunk Line Revenue, Rebuilding Michigan Program,
5.50%, 11/15/49  2,500 2,873
Wayne County Airport Auth., Series A, 5.00%, 12/1/36  550 582
Wayne County Airport Auth., Series A, 5.00%, 12/1/37  500 527
Wayne County Airport Auth., Series A, 5.00%, 12/1/42  1,300 1,348
Wayne County Airport Auth., Series G, 5.00%, 12/1/25  1,070 1,105
Wayne County Airport Auth., Series G, 5.00%, 12/1/28  3,795 3,904
61,491
MINNESOTA 0.5%
Minneapolis, Fairview Health Services, Series C, VRDN, 3.60%,
11/15/48  2,000 2,000
Minnesota Agricultural & Economic Dev. Board, 5.25%, 1/1/54  5,395 5,933
Minnesota Housing Fin. Agency, Series A, 6.25%, 1/1/54  2,500 2,755
10,688
MISSOURI 2.4%
Kansas City IDA, Downtown Redev., Series A, 5.00%, 9/1/31  4,480 4,486
Kansas City IDA, Downtown Redev., Series A, 5.50%, 9/1/26  7,000 7,013
Missouri HEFA, Lutheran Senior Services, 5.00%, 2/1/48  3,000 2,844
Missouri HEFA, Mercy Health, 3.00%, 6/1/53  4,000 2,905
Missouri HEFA, Mercy Health, Series C, 5.00%, 11/15/47  3,000 3,076
Missouri HEFA, Saint Luke's Health System, 5.00%, 11/15/34  5,400 5,591
Missouri HEFA, Saint Luke's Health System, 5.00%, 11/15/35  7,595 7,845
Missouri HEFA, SSM Health, Series F, VRDN, 3.78%, 6/1/36  1,400 1,400
Missouri Joint Municipal Electric Utility Commission, Plum Point
Project, Series A, 5.00%, 1/1/34  10,985 11,080
Saint Louis County IDA, Friendship Village, 5.00%, 9/1/48  1,545 1,407
Saint Louis County IDA, Friendship Village, Series A, 5.00%,
9/1/38  1,000 989
Saint Louis County IDA, Friendship Village, Series A, 5.125%,
9/1/48  3,850 3,569
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, 5.125%, 12/1/45  1,050 931

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  110 98
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35  895 738
Saint Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47  800 612
54,584
NEVADA 1.4%
Clark County School Dist., Series A, GO, 4.00%, 6/15/38  (2) 1,275 1,300
Clark County School Dist., Series A, GO, 4.00%, 6/15/40  (2) 1,425 1,443
Las Vegas Convention & Visitors Auth., Series A, 5.00%, 7/1/49  8,800 9,522
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/43  12,485 13,184
Reno, Retrac-Reno Transportation, 5.00%, 6/1/38  140 148
Reno, Retrac-Reno Transportation, 5.00%, 6/1/48  6,750 6,967
Reno, Retrac-Reno Transportation, Series C, Zero Coupon,
7/1/58  (1) 4,500 596
33,160
NEW HAMPSHIRE 0.8%
National Fin. Auth., Series 2020-1, Class A, 4.125%, 1/20/34  5,534 5,394
National Fin. Auth., Series 2023-2, Class A, 3.875%, 1/20/38  2,694 2,527
New Hampshire Business Fin. Auth., Series A, 4.00%, 7/1/51  3,920 3,783
New Hampshire Business Fin. Auth., Univ. of Nevada Reno Project,
Series A, 5.25%, 6/1/51  (4) 5,000 5,483
New Hampshire HEFA, Hillside Villiage, Series A, 6.125%,
7/1/52  (1)(7)(8) 808 16
17,203
NEW JERSEY 5.0%
Garden State Preservation Trust, Farmland, Series A, 5.75%,
11/1/28  (2) 10,400 11,041
New Jersey Economic Dev. Auth., Beloved Commonwealth Charter
School, Series A, 4.00%, 6/15/29  (1) 530 516
New Jersey Economic Dev. Auth., Beloved Commonwealth Charter
School, Series A, 5.00%, 6/15/39  (1) 500 494
New Jersey Economic Dev. Auth., Beloved Commonwealth Charter
School, Series A, 5.00%, 6/15/49  (1) 2,210 2,057
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/35  1,000 1,001
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/48  4,765 4,487
New Jersey Economic Dev. Auth., Transit Transportation Project,
4.00%, 11/1/44  1,250 1,237
New Jersey EFA, Princeton Univ., Series B, 5.25%, 3/1/54  (5) 5,500 6,224
New Jersey HCFFA, Barnabas Health, 3.00%, 7/1/51  8,470 6,389
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.25%, 7/1/57  5,500 5,656
New Jersey Transportation Trust Fund Auth., 5.25%, 6/15/46  1,370 1,507
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/34  1,000 1,053

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/35  1,250 1,311
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/42  1,000 1,001
New Jersey Transportation Trust Fund Auth., Series AA, 4.00%,
6/15/45  10,000 9,805
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/37  2,175 2,471
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/44  6,000 6,263
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/46  2,275 2,479
New Jersey Transportation Trust Fund Auth., Series BB, 5.25%,
6/15/50  5,325 5,833
New Jersey Transportation Trust Fund Auth., Transportation
System, Series AA, 5.25%, 6/15/43  13,575 14,333
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/42  2,565 2,617
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/34  5,300 5,320
New Jersey Turnpike Auth., Series B, 5.25%, 1/1/52  8,575 9,577
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/25  6,840 7,000
Tobacco Settlement Fin., Series A, 5.00%, 6/1/27  335 354
Tobacco Settlement Fin., Series A, 5.25%, 6/1/46  4,285 4,442
114,468
NEW MEXICO 0.1%
Farmington PCR, Public Services of New Mexico, San Juan
Project, Series C, VRDN, 1.15%, 6/1/40 (Tender 6/1/24)  2,250 2,230
2,230
NEW YORK 8.3%
Dormitory Auth. of the State of New York, Series A, 4.00%,
3/15/47  10,000 9,792
Dormitory Auth. of the State of New York, Personal Income Tax,
Series E, 4.00%, 3/15/49  2,000 1,941
Dormitory Auth. of the State of New York, Touro College & Univ.,
5.00%, 1/1/47 (Prerefunded 1/3/28)  (9) 10,240 11,143
Dormitory Auth. of the State of New York, Unrefunded Balance,
Series A, 5.00%, 2/15/30  4,850 4,856
Long Island Power Auth., Electric, Series 2017, 5.00%, 9/1/42  3,000 3,140
Metropolitan Transportation Auth., Series 2012G-1, VRDN, 3.78%,
11/1/32  4,250 4,250
Metropolitan Transportation Auth., Series B, 5.25%, 11/15/26  (2) 15,000 15,913
Metropolitan Transportation Auth., Series D2A-1, FRN, 67% of
SOFR + 0.55%, 4.108%, 11/1/32 (Tender 4/1/24)  (2) 3,325 3,324
Metropolitan Transportation Auth., Series D2B-2, FRN, 67% of
SOFR + 0.55%, 4.108%, 11/1/32 (Tender 4/1/24)  (2) 10,675 10,675

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Metropolitan Transportation Auth., Series E-1, VRDN, 3.78%,
11/15/50  7,100 7,100
New York City, Series B-1, GO, 5.00%, 10/1/38  1,500 1,584
New York City, Series D-1, GO, 5.50%, 5/1/45  1,250 1,412
New York City, Series D-1, GO, 5.50%, 5/1/46  1,625 1,831
New York City, Series J, GO, 5.00%, 8/1/31  5,000 5,026
New York City, Series J, GO, 5.00%, 8/1/32  7,500 7,538
New York City Housing Dev., 3.05%, 5/1/50  2,000 1,568
New York City Housing Dev., Series I-1, 2.65%, 11/1/50  2,530 1,735
New York City Municipal Water Fin. Auth., Series AA, 5.25%,
6/15/52  2,850 3,160
New York City Municipal Water Fin. Auth., Series BB-2, VRDN,
3.78%, 6/15/53  885 885
New York City Municipal Water Fin. Auth., Series CC, VRDN,
3.65%, 6/15/41  1,100 1,100
New York City Municipal Water Fin. Auth., Series DD, 4.125%,
6/15/46  3,500 3,521
New York City Transitional Fin. Auth., Series C, 5.50%, 5/1/43  2,980 3,495
New York City Transitional Fin. Auth., Series C, 5.50%, 5/1/44  3,460 4,045
New York City Transitional Fin. Auth., Series F-1, 5.25%, 2/1/53  5,840 6,445
New York City Transitional Fin. Auth. Future Tax Secured Revenue,
Series C, 4.00%, 5/1/44  2,295 2,274
New York City Transitional Fin. Auth., Building Aid, Series S-1,
5.00%, 7/15/45  3,975 4,192
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
4.00%, 11/1/36  500 526
New York Liberty Dev., 1 World Trade Center, Series 1, 2.25%,
2/15/41  5,500 4,069
New York State Housing Fin. Agency, Series L-2, 0.75%, 11/1/25  5,195 4,897
New York State Housing Fin. Agency, Series M-2, 0.75%, 11/1/25  1,975 1,862
New York State Thruway Auth., Series A, 5.25%, 1/1/56  2,215 2,265
New York State Thruway Auth., Series A-1, 3.00%, 3/15/50  7,400 5,840
New York State Thruway Auth., Series B, 4.00%, 1/1/38  4,250 4,355
New York State Thruway Auth., Series B, 4.00%, 1/1/40  (2) 22,055 22,350
New York State Urban Dev., 4.00%, 3/15/45  8,500 8,396
Triborough Bridge & Tunnel Auth., Series C, 5.25%, 5/15/52  6,170 6,786
Troy Capital Resource, Rensselaer Polytechnic Institute, 5.00%,
9/1/27  600 634
Troy Capital Resource, Rensselaer Polytechnic Institute, 5.00%,
9/1/28  1,000 1,075
Troy Capital Resource, Rensselaer Polytechnic Institute, 5.00%,
9/1/30  1,000 1,105
Westchester County Local Dev., Pace Univ., Series A, 5.50%,
5/1/42  3,910 3,913
190,018

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
NORTH CAROLINA 3.5%
Charlotte, Charlotte-Douglas Int'l. Airport, 4.00%, 7/1/44  3,900 3,936
Charlotte-Mecklenburg Hosp. Auth., Atrium Healthcare, Series E,
VRDN, 3.68%, 1/15/42  12,300 12,300
North Carolina Housing Fin. Agency, 5.00%, 7/1/47  1,940 1,986
North Carolina Housing Fin. Agency, Series A, 6.25%, 1/1/55  4,700 5,164
North Carolina Turnpike Auth., 5.00%, 1/1/27  (2) 1,000 1,053
North Carolina Turnpike Auth., 5.00%, 1/1/31  (2) 1,000 1,057
North Carolina Turnpike Auth., 5.00%, 1/1/40  14,735 15,389
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/47  4,655 4,719
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/51  3,100 3,138
North Carolina Turnpike Auth., Triangle Expressway, 4.00%, 1/1/55  6,265 5,644
North Carolina Turnpike Auth., Triangle Expressway, Series A,
5.00%, 1/1/58  (2) 18,000 19,216
Univ. of North Carolina at Chapel Hill, Univ. of North Carolina
Hosp., 5.00%, 2/1/45  1,440 1,693
Univ. of North Carolina at Chapel Hill, Univ. of North Carolina
Hosp., 5.00%, 2/1/49  3,875 4,537
79,832
OHIO 3.5%
Allen County Hosp. Fac., Catholic Healthcare, Series C, VRDN,
3.50%, 6/1/34  2,100 2,100
Buckeye Tobacco Settlement Fin. Auth., Series A-2, Class 1,
4.00%, 6/1/38  2,000 2,020
Buckeye Tobacco Settlement Fin. Auth., Series A-2, Class 1,
4.00%, 6/1/39  2,500 2,516
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  15,420 14,694
Cuyahoga County, MetroHealth System, 5.50%, 2/15/52  8,750 8,866
Cuyahoga County, MetroHealth System, 5.50%, 2/15/57  4,315 4,356
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 4.00%, 12/1/38  1,600 1,619
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 4.00%, 12/1/40  1,430 1,439
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/46  6,000 6,325
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/51  8,750 9,137
Hamilton County, Cincinnati Children's Hosp., Series CC, 5.00%,
11/15/49  14,830 17,412
Ohio, Series A, 4.00%, 1/15/50  3,000 2,771
Ohio, Series A, 5.00%, 1/15/50  4,570 4,796
Ohio Higher Ed. Fac. Commission, Cleveland Clinic, Series B-4,
VRDN, 3.73%, 1/1/43  2,600 2,600
80,651

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
OKLAHOMA 1.0%
Oklahoma DFA, OU Medicine, Series B, 5.50%, 8/15/57  1,500 1,521
Oklahoma Turnpike Auth., Senior, 4.50%, 1/1/53  3,425 3,509
Oklahoma Turnpike Auth., Senior, 5.50%, 1/1/53  14,390 16,031
Tulsa County Ind. Auth., Montereau Project, 5.25%, 11/15/45  1,975 1,952
23,013
PENNSYLVANIA 3.3%
Bucks County Water & Sewer Auth., Series A, 5.25%, 12/1/47  (2) 2,175 2,404
Chester County IDA, Longwood Gardens Project, 4.00%, 12/1/46  1,940 1,904
Chester County IDA, Longwood Gardens Project, 4.00%, 12/1/51  2,750 2,658
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/40  (1) 2,105 1,836
Delaware County IDA, United Parcel Service, VRDN, 3.60%,
9/1/45  5,200 5,200
Montgomery County IDA, Series A, VRDN, 4.10%, 4/1/53 (Tender
4/3/28)  3,275 3,357
Northampton County General Purpose Auth., Lafayette College,
5.00%, 11/1/47  13,650 14,119
Pennsylvania Housing Fin. Agency, Series 144A, 6.00%,
10/1/54  (5) 3,315 3,622
Philadelphia IDA, Saint Joseph's Univ., 4.00%, 11/1/45  7,000 6,482
Philadelphia IDA, Temple Univ., 1st Series 2016, 5.00%, 4/1/29  4,000 4,066
Philadelphia IDA, Temple Univ., 2nd Series 2016, 5.00%, 4/1/34  1,825 1,852
Philadelphia IDA, Temple Univ., 2nd Series 2016, 5.00%, 4/1/35  8,500 8,625
Philadelphia School Dist., Series A, GO, 5.00%, 9/1/44  9,300 9,822
Southcentral Pennsylvania General Auth., Wellspan Health,
Series E, VRDN, 3.50%, 6/1/35  1,400 1,400
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/33  (2) 8,500 8,856
76,203
PUERTO RICO 3.2%
Puerto Rico Commonwealth, GO, VR, 11/1/43  (11) 5,557 3,251
Puerto Rico Commonwealth, GO, VR, 11/1/51  (11) 5,226 3,103
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
4.00%, 7/1/42  (1) 1,490 1,366
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30  (1) 5,000 5,189
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/33  (1) 3,330 3,487
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37  (1) 1,070 1,100
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  235 232
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  1,852 1,191

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  1,439 1,411
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  1,294 1,252
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  2,756 2,624
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  1,510 1,397
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  3,633 3,688
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  1,588 1,676
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,563 1,693
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  1,518 1,692
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42  (7)(12) 60 16
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27  (7)
(12) 100 26
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/27  (7)
(12) 810 213
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/28  (7)
(12) 225 59
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20  (7)(12) 290 76
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24  (7)(12) 1,105 290
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25  (7)(12) 370 97
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26  (7)(12) 450 118
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27  (7)(12) 2,640 693
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37  (7)(12) 380 100
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28  (7)
(12) 990 260
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33  (7)
(12) 280 74
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18  (7)
(12) 240 63
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27  (7)(12) 100 26
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40  (7)(12) 275 72
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36  (7)(12) 215 56
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17  (7)(12) 70 18
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17  (7)(12) 120 32
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28  (7)(12) 95 25
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19  (7)(12) 890 234
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23  (7)(12) 200 53
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24  (7)(12) 100 26
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  1,555 1,563

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  12,190 12,167
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  2,600 2,302
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  5,800 4,769
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  10,102 7,053
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  20,000 6,486
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  2,500 2,482
73,801
RHODE ISLAND 0.1%
Central Falls Detention Fac., 7.25%, 7/15/35  (7)(8) 4,915 1,966
1,966
SOUTH CAROLINA 0.9%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32  (7) 5,404 3,219
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/42  (7) 11,920 3,509
Connector 2000 Assoc., Series A-1, Zero Coupon, 7/22/51  (7) 14,899 1,991
Connector 2000 Assoc., Series B-1, Zero Coupon, 1/1/32  (7) 1,318 522
Connector 2000 Assoc., Series B-1, Zero Coupon, 7/22/51  (7) 10,109 701
Connector 2000 Assoc., Series C-1, Zero Coupon, 7/22/51  (7) 1,356 49
South Carolina Jobs-Economic Dev. Auth., Active Retirement
Community, Series C, 5.00%, 11/15/47  2,325 2,373
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/35  2,000 2,096
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/37  5,000 5,205
19,665
TENNESSEE 1.6%
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/35  1,725 1,818
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/37  4,000 4,178
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/35  2,675 2,745
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/40  7,265 7,368
Metropolitan Nashville Airport Auth., Series A, 4.00%, 7/1/49  2,800 2,731
Metropolitan Nashville Airport Auth., Series A, 4.00%, 7/1/54  1,000 954
Metropolitan Nashville Airport Auth., Series A, 5.00%, 7/1/44  2,500 2,669
Metropolitan Nashville Airport Auth., Series A, 5.00%, 7/1/49  3,000 3,166
Metropolitan Nashville Airport Auth., Series A, 5.00%, 7/1/52  3,550 3,841

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/24  8,100 8,142
37,612
TEXAS 5.8%
Austin Airport, Series A, 5.00%, 11/15/41  6,845 7,038
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/27  2,600 2,644
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/34  1,400 1,427
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/25  1,030 1,027
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/26  600 599
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/27  1,000 1,001
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/28  520 522
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/37  295 322
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/38  800 868
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/39  775 837
Dallas Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/41  2,750 3,123
Dallas Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/42  1,000 1,131
Dallas Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/43  3,500 3,814
Fort Bend County IDC, NRG Energy, Series A, 4.75%, 5/1/38  3,000 3,001
Harris County, Series A, GO, 5.00%, 9/15/48  1,500 1,645
Harris County Cultural Ed. Fac. Fin., Houston Methodist Hosp.,
5.00%, 12/1/45  7,000 7,075
Harris County Cultural Ed. Fac. Fin., Methodist Health, Series 9C-1,
TECP, 3.75%, 3/1/24  6,200 6,200
Houston Airport, Series D, 5.00%, 7/1/35  6,380 6,926
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/45  2,600 2,403
Joint Guadalupe County - Seguin Hosp., 5.25%, 12/1/35  2,400 2,412
Kilgore Independent School Dist., Series 2022, GO, 3.00%,
2/15/40  4,590 4,067
Kilgore Independent School Dist., Series 2022, GO, 3.00%,
2/15/41  4,000 3,468
Lower Colorado River Auth., Series A, 5.50%, 5/15/47  2,500 2,795
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/30 (Prerefunded 4/1/25)  (9) 300 305
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/47 (Prerefunded 4/1/25)  (9) 3,310 3,366
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/32  750 712
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/39  1,000 855
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.25%, 10/1/49  2,255 1,832

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/39  6,110 6,277
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/43  2,750 2,880
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/48  12,500 13,007
North Texas Tollway Auth., Second Tier, Series B, 3.00%,
1/1/51  (4) 6,700 4,954
Tarrant County Cultural Ed. Fac. Fin., Series E, VRDN, 5.00%,
11/15/52 (Tender 5/15/26)  1,800 1,857
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/28  1,000 1,015
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/31  1,835 1,865
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/37  1,700 1,713
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/40  2,650 2,659
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/46  5,395 5,259
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest Senior
High School, Series A, 5.00%, 11/15/45  (7)(13) 2,962 80
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources
System, Series A, 5.00%, 2/15/41  4,240 4,353
Texas IDC, NRG Energy, Series 2012, 4.125%, 12/1/45  3,670 3,377
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  3,445 3,577
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch, Senior
Lien, Series A, 5.25%, 12/15/25  1,000 1,021
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/30  2,500 2,636
Texas Transportation Commission, First Tier Toll, State Highway,
5.00%, 8/1/57  5,260 5,320
133,265
UTAH 0.8%
Intermountain Power Agency, Series A, 5.00%, 7/1/38  7,000 7,909
Intermountain Power Agency, Series A, 5.00%, 7/1/39  8,000 8,986
Salt Lake City Airport, Series B, 5.00%, 7/1/42  1,000 1,038
17,933
VIRGINIA 5.5%
Alexandria, Series A, GO, 2.00%, 12/15/38  3,000 2,264
Arlington County IDA, Virginia Hosp. Center, 3.75%, 7/1/50  3,500 3,191
Arlington County IDA, Virginia Hosp. Center, Series A, VRDN,
5.00%, 7/1/53 (Tender 7/1/31)  5,000 5,511
Fairfax County, Series A, GO, 2.00%, 10/1/40  8,625 6,221
Fairfax County Economic Dev. Auth., Silver Line Phase I Project,
4.00%, 4/1/33  8,955 9,097
Fairfax County Economic Dev. Auth., Silver Line Phase I Project,
4.00%, 4/1/36 (Prerefunded 4/1/26)  (9) 8,500 8,701
Fairfax County IDA, Inova Health System, 4.00%, 5/15/42  7,100 7,204

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Hampton Roads Transportation Accountability Commission,
Series A, 4.00%, 7/1/52  4,405 4,282
Hampton Roads Transportation Accountability Commission,
Series A, 5.50%, 7/1/57 (Prerefunded 1/1/28)  (9) 10,000 11,073
Harrisonburg, Series A, GO, 2.00%, 7/15/41  5,145 3,640
Isle Wight County IDA, Riverside Health System, 4.75%, 7/1/53  (2) 5,000 5,170
Roanoke Economic Dev. Auth., Series A, 5.00%, 7/1/47  8,245 9,460
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/33  1,000 1,028
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/36  2,900 2,969
Virginia College Building Auth., Series A, 4.00%, 9/1/45  4,980 5,017
Virginia College Building Auth., Univ. of Richmond, 5.00%,
3/1/49  (5) 4,600 5,108
Virginia College Building Auth., Univ. of Richmond, 5.00%,
3/1/54  (5) 9,050 9,965
Virginia Commonwealth Transportation Board, 4.00%, 5/15/35
(Prerefunded 6/10/24)  (9) 5,000 4,973
Virginia Housing Dev. Auth., Series F, 5.40%, 11/1/63  10,000 10,410
Virginia Housing Dev. Auth., Series G, 5.375%, 11/1/64  5,000 5,210
Virginia Housing Dev. Auth., Series K, 2.55%, 12/1/46  4,090 2,970
Williamsburg Economic Dev. Auth., William and Mary Project,
Series A, 5.25%, 7/1/53  (2) 3,300 3,628
127,092
WASHINGTON 1.4%
Energy Northwest, Columbia Generating Station, Series A, 4.00%,
7/1/42  6,065 6,107
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/37  3,215 3,590
Washington Convention & Sports Auth., Series C, GO, 5.00%,
2/1/44  10,565 11,589
Washington State Convention Center Public Fac. Dist., 4.00%,
7/1/31  2,500 2,470
Washington State Housing Fin. Commission, Social Certificate,
Series 2023-1, Class A, 3.375%, 4/20/37  9,980 8,793
32,549
WEST VIRGINIA 0.0%
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37  (1) 425 436
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43  (1) 425 437
873
WISCONSIN 0.5%
Univ. of Wisconsin Hosp. & Clinics Auth., Series C, VRDN, 3.73%,
4/1/48  4,485 4,485

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Wisconsin PFA, Retirement Housing Foundation Obligation Group,
5.00%, 11/15/29  (3) 1,475 1,649
Wisconsin PFA, Retirement Housing Foundation Obligation Group,
5.00%, 11/15/30  (3) 1,500 1,705
Wisconsin PFA, Searstone CCRC Project, Series A, 5.00%,
6/1/37  (1) 4,000 3,792
11,631
Total Municipal Securities (Cost $2,313,794) 2,301,101
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.1%
Freddie Mac Multifamily ML Certificates, Series 2021-ML10, Class
ACA, 2.046%, 6/25/38  3,558 2,689
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$3,663) 2,689
Total Investments in Securities
100.5% of Net Assets
(Cost $2,317,457) $ 2,303,790
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$59,503 and represents 2.6% of net assets.
(2) Insured by Assured Guaranty Municipal Corporation
(3) Escrowed to maturity
(4) Insured by Build America Mutual Assurance Company
(5) When-issued security
(6) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(7) Non-income producing
(8) Security is in default or has failed to make a scheduled interest and/or principal payment.
(9) Prerefunded date is used in determining portfolio maturity.
(10) Insured by National Public Finance Guarantee Corporation
(11) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(12) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(13) Obligor is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)

T. ROWE PRICE Tax-Free Income Fund

The accompanying notes are an integral part of these financial statements.
.
.
.
.
.
.
.
.
.
.
CDA Community Development Administration/Authority
COP Certificate of Participation
DFA Development Finance Authority
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
IDC Industrial Development Corporation
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal Swap
Index
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAC Revenue Anticipation Certificate
SOFR Secured overnight financing rate
TECP Tax-Exempt Commercial Paper; the tax exempt nature of income will not pass to the fund’s shareholders.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Tax-Free Income Fund
February 29, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $2,317,457) $ 2,303,790
Interest receivable 23,924
Receivable for investment securities sold 8,387
Receivable for shares sold 1,244
Cash 60
Other assets 58
Total assets 2,337,463
Liabilities
Payable for investment securities purchased 39,688
Payable for shares redeemed 1,698
Investment management fees payable 788
Due to affiliates 21
Payable to directors 1
Other liabilities 2,075
Total liabilities 44,271
Commitments and Contingent Liabilities (note 5 )
NET ASSETS $ 2,293,192

T. ROWE PRICE Tax-Free Income Fund
February 29, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (80,233)
Paid-in capital applicable to 243,031,903 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 2,373,425
NET ASSETS $ 2,293,192
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $792,423; Shares outstanding: 83,960,641) $ 9.44
Advisor Class
(Net assets: $36,679; Shares outstanding: 3,884,867) $ 9.44
I Class
(Net assets: $1,464,090; Shares outstanding: 155,186,395) $ 9.43

T. ROWE PRICE Tax-Free Income Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
2/29/24
Investment Income (Loss)
Interest income $ 85,122
Expenses
Investment management 9,882
Shareholder servicing
Investor Class $ 1,025
Advisor Class 66
I Class 164 1,255
Rule 12b-1 fees
Advisor Class 104
Prospectus and shareholder reports
Investor Class 45
Advisor Class 3
I Class 30 78
Custody and accounting 219
Registration 126
Legal and audit 38
Proxy and annual meeting 27
Directors 8
Miscellaneous 25
Waived / paid by Price Associates (487)
Total expenses 11,275
Net investment income 73,847
Realized and Unrealized Gain / Loss –
Net realized loss on securities (37,601)
Change in net unrealized gain / loss on securities 95,790
Net realized and unrealized gain / loss 58,189
INCREASE IN NET ASSETS FROM OPERATIONS
$ 132,036

T. ROWE PRICE Tax-Free Income Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
2/29/24 2/28/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 73,847 $ 71,121
Net realized loss (37,601) (31,359)
Change in net unrealized gain / loss 95,790 (209,602)
Increase (decrease) in net assets from operations 132,036 (169,840)
Distributions to shareholders
Net earnings
Investor Class (24,883) (25,865)
Advisor Class (1,202) (1,476)
I Class (46,797) (42,983)
Decrease in net assets from distributions (72,882) (70,324)
Capital share transactions
*
Shares sold
Investor Class 137,079 254,967
Advisor Class 2,332 9,266
I Class 337,897 865,489
Distributions reinvested
Investor Class 21,632 22,280
Advisor Class 1,191 1,462
I Class 26,681 27,252
Shares redeemed
Investor Class (207,384) (562,423)
Advisor Class (15,226) (24,175)
I Class (360,535) (795,696)
Decrease in net assets from capital share
transactions (56,333) (201,578)

T. ROWE PRICE Tax-Free Income Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
2/29/24 2/28/23
Net Assets
Increase (decrease) during period 2,821 (441,742)
Beginning of period 2,290,371 2,732,113
End of period $ 2,293,192 $ 2,290,371
*Share information (000s)
Shares sold
Investor Class 14,898 27,447
Advisor Class 252 986
I Class 36,643 91,654
Distributions reinvested
Investor Class 2,345 2,398
Advisor Class 129 157
I Class 2,893 2,931
Shares redeemed
Investor Class (22,533) (58,675)
Advisor Class (1,644) (2,605)
I Class (39,531) (85,188)
Decrease in shares outstanding (6,548) (20,895)

T. ROWE PRICE Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Tax-Free Income Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term investment-grade municipal securities. The fund has three classes of shares: the Tax-Free Income Fund
(Investor Class), the Tax-Free Income Fund–Advisor Class (Advisor Class) and the
Tax-Free Income Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset

T. ROWE PRICE Tax-Free Income Fund

received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  The FASB issued Accounting Standards Update (ASU),
ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of
Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in
January 2021 which provided further amendments and clarifications to Topic 848.
These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-
06 which defers the sunset date of Topic 848 from December 31, 2022 to December 31,
2024, after which entities will no longer be permitted to apply the relief in Topic 848.
Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Tax-Free Income Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE Tax-Free Income Fund

Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On February 29, 2024, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

T. ROWE PRICE Tax-Free Income Fund

Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date. When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $554,130,000 and $582,860,000, respectively, for the year ended February 29, 2024.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax

T. ROWE PRICE Tax-Free Income Fund

return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At February 29, 2024, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At February 29, 2024, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales, the recognition of
($000s)
February 29,
2024
February 28,
2023
Tax-exempt income $ 72,882 $ 70,324
($000s)
Cost of investments $ 2,313,726
Unrealized appreciation $ 50,249
Unrealized depreciation (60,185)
Net unrealized appreciation (depreciation) $ (9,936)
($000s)
Undistributed ordinary income $ 71
Undistributed tax-exempt income 861
Net unrealized appreciation (depreciation) (9,936)
Loss carryforwards and deferrals (71,229)
Total distributable earnings (loss) $ (80,233)

T. ROWE PRICE Tax-Free Income Fund

market discount and premium amortization, and the character of income on certain derivatives contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.15% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At February 29, 2024, the effective annual group fee rate was 0.29%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. Effective June 1, 2023, the Advisor Class is subject to a contractual expense limitation through the expense limitation date indicated
in the table below. Prior to June 1, 2023, the Advisor Class was not subject to a contractual expense limitation. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed

T. ROWE PRICE Tax-Free Income Fund

the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended February 29, 2024 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $1,057,000 remain subject to repayment by the fund at February 29, 2024.
Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended
February 29, 2024, expenses incurred pursuant to these service agreements were
$113,000 for Price Associates and $473,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which
Investor Class Advisor Class I Class
Expense limitation/I Class Limit 0.53% 1.04% 0.05%
Expense limitation date 06/30/25 06/30/25 06/30/25
(Waived)/repaid during the period ($000s) $(487) $— $—

T. ROWE PRICE Tax-Free Income Fund

require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended February 29,
2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 6 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Tax-Free Income Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Tax-Free Income
Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Tax-Free Income Fund, Inc. (the "Fund") as
of February 29, 2024, the related statement of operations for the year ended February 29,
2024, the statement of changes in net assets for each of the two years in the period ended
February 29, 2024, including the related notes, and the financial highlights for each of the five years in the period ended February 29, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 29, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 29, 2024 and the financial highlights for each of the five years in the period ended February 29, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Tax-Free Income Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of February 29, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
April 18, 2024
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Tax-Free Income Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 2/29/24
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $72,184,000 which qualified as exempt-interest dividends.

T. ROWE PRICE Tax-Free Income Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Tax-Free Income Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[193]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present), and Director of the FHLBanks Office of Finance; Chief Executive Officer, Bazemore Consulting LLC (2018
to 2021); Director, Chimera Investment Corporation (2017 to 2021);
Director, First Industrial Realty Trust (2020 to present); Director, Federal
Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[193]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2013
[193]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2013
[193]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride
(1956)
2013
[193]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)

T. ROWE PRICE Tax-Free Income Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Mark J. Parrell
(1966)
2023
[193]
Board of Trustees Member and Chief Executive Officer (2019 to present),
President, EQR (2018 to present), Executive Vice President and Chief
Financial Officer, EQR (2007 to 2018), and Senior Vice President and
Treasurer, EQR (2005 to 2007); Member, Nareit Dividends Through
Diversity, Equity & Inclusion CEO Council, Treasurer of Nareit (2023),
and Chair, Nareit 2021 Audit and Investment Committee (2021); Advisory
Board, Ross Business School at University of Michigan (2015 to 2016);
Member, National Multifamily Housing Council and served as Chair of the Finance Committee (2015 to 2016); Member, Economic Club of
Chicago; Director, Brookdale Senior Living, Inc. (2015 to 2017); Director,
Aviv REIT, Inc. (2013 to 2015); Director, Real Estate Roundtable and
the 2022 Executive Board Nareit; Board of Directors and Chair of the
Finance Committee, Greater Chicago Food Depository
Kellye L. Walker
(1966)
2021
[193]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2023, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[193]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Australia, T. Rowe Price Hong Kong (Price
Hong Kong), T. Rowe Price Japan (Price Japan), and T. Rowe Price
Singapore (Price Singapore); General Counsel, Vice President, and
Secretary, T. Rowe Price Group, Inc.; Chair of the Board, Chief Executive
Officer, President, and Secretary, T. Rowe Price Trust Company;
Principal Executive Officer and Executive Vice President, all funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Tax-Free Income Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[193]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2023, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With Tax-Free Income Fund  Principal Occupation(s)
Austin Applegate (1974)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ralph Lee Arnold, Jr., CFA, CPA (1970)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
Jean-Marc Corredor (1976)
Vice President
Vice President, Price International, Price Investment
Management, T. Rowe Price Investment Services,
Inc., T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Tax-Free Income Fund

Name (Year of Birth)
Position Held With Tax-Free Income Fund  Principal Occupation(s)
Cheryl Emory (1963)
Assistant Secretary
Assistant Vice President and Assistant Secretary,
T. Rowe Price; Assistant Secretary, T. Rowe Price
Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore,
T. Rowe Price Investment Services, Inc., T. Rowe
Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
Sarah J. Engle (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company; formerly,
Tax Director, Invesco Ltd. (to 2021); Vice President,
Oppenheimer Funds, Inc. (to 2019)
Charles B. Hill, CFA (1961)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Thomas Dylan Jones, CFA (1971)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Trust Company
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Matthew T. Larkin (1983)
Vice President
Vice President, T. Rowe Price
James T. Lynch, CFA (1983)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Robert P. McDavid (1972)
Vice President
Vice President, T. Rowe Price, Price Investment
Management, T. Rowe Price Investment Services,
Inc., and T. Rowe Price Trust Company
James M. Murphy, CFA (1967)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price
Group, Inc., T. Rowe Price Investment Services,
Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Timothy G. Taylor, CFA (1975)
President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Tax-Free Income Fund

Name (Year of Birth)
Position Held With Tax-Free Income Fund  Principal Occupation(s)
Ellen York (1988)
Vice President
Vice President, Price Investment Management and
T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F45-050 4/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$33,158	$30,755
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,180,000 and $1,454,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Free Income Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 18, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	April 18, 2024